UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Multimanager Lifestyle Aggressive Portfolio
  John Hancock Multimanager Lifestyle Growth Portfolio
  John Hancock Multimanager Lifestyle Balanced Portfolio
  John Hancock Multimanager Lifestyle Moderate Portfolio
  John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-1

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$27	0.52%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-A

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$64	1.22%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-C

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$12	0.22%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-I

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$32	0.61%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-R2

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$19	0.36%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-R4

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-R5

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$6	0.11%
Fund Statistics
Fund net assets	$3,384,803,324
Total number of portfolio holdings	76
Portfolio turnover rate	9%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.4%
Equity	93.7%
U.S. large cap	37.2%
International equity	28.5%
U.S. mid cap	11.1%
Emerging-market equity	7.0%
Large blend	5.7%
U.S. small cap	4.2%
Fixed income	1.7%
Short-term bond	0.8%
Emerging-market debt	0.5%
High yield bond	0.4%
Alternative and specialty	4.0%
Sector equity	3.5%
Absolute return	0.5%
U.S. Government	0.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

96SA-R6

2/26

4/26

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$9	0.17%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-1

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$6	0.12%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-5

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$28	0.53%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-A

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$64	1.23%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-C

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$12	0.23%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-I

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$32	0.62%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-R2

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$20	0.38%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-R4

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$9	0.18%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-R5

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$7	0.13%
Fund Statistics
Fund net assets	$8,739,607,322
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.4%
Equity	80.1%
U.S. large cap	30.6%
International equity	27.4%
U.S. mid cap	9.0%
Emerging-market equity	5.2%
Large blend	4.6%
U.S. small cap	3.3%
Fixed income	14.0%
Intermediate bond	6.1%
Multi-sector bond	2.1%
Emerging-market debt	1.7%
Short-term bond	1.4%
Bank loan	1.4%
High yield bond	1.3%
Alternative and specialty	3.3%
Sector equity	2.8%
Absolute return	0.5%
U.S. Government	2.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

04SA-R6

2/26

4/26

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$10	0.19%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-1

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$7	0.14%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-5

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$28	0.55%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-A

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$65	1.25%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-C

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$13	0.25%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-I

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$34	0.65%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-R2

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$21	0.40%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-R4

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$10	0.20%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-R5

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$8	0.15%
Fund Statistics
Fund net assets	$7,451,501,208
Total number of portfolio holdings	86
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.1%
Equity	60.9%
U.S. large cap	22.2%
International equity	20.0%
U.S. mid cap	6.9%
Large blend	5.7%
Emerging-market equity	3.8%
U.S. small cap	2.3%
Fixed income	30.9%
Intermediate bond	13.2%
Multi-sector bond	5.8%
Emerging-market debt	3.3%
Short-term bond	3.3%
Bank loan	2.8%
High yield bond	2.5%
Alternative and specialty	3.3%
Sector equity	2.1%
Absolute return	0.7%
Multi-asset income	0.5%
U.S. Government	4.8%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

07SA-R6

2/26

4/26

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$11	0.22%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-1

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$9	0.17%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-5

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$30	0.58%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-A

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$65	1.28%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-C

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$14	0.28%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-I

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$34	0.67%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-R2

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$22	0.42%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-R4

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$11	0.22%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-R5

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$9	0.17%
Fund Statistics
Fund net assets	$2,056,461,851
Total number of portfolio holdings	85
Portfolio turnover rate	8%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.4%
Equity	41.1%
U.S. large cap	14.6%
International equity	13.8%
Large blend	4.7%
U.S. mid cap	4.6%
Emerging-market equity	2.1%
U.S. small cap	1.3%
Fixed income	48.6%
Intermediate bond	22.9%
Multi-sector bond	6.9%
Short-term bond	5.5%
Emerging-market debt	5.0%
Bank loan	4.3%
High yield bond	4.0%
Alternative and specialty	3.7%
Multi-asset income	1.5%
Sector equity	1.5%
Absolute return	0.7%
U.S. Government	6.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

97SA-R6

2/26

4/26

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$13	0.25%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

98SA-1

2/26

4/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$31	0.61%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

98SA-A

2/26

4/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$66	1.31%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

98SA-C
2/26
4/26
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$16	0.31%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

98SA-I

2/26

4/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$35	0.69%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244549

98SA-R2

2/26

4/26

John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$23	0.46%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244549
98SA-R4
2/26
4/26
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$13	0.26%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244549
98SA-R5
2/26
4/26
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$11	0.21%
Fund Statistics
Fund net assets	$1,538,053,557
Total number of portfolio holdings	26
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.0%
Equity	21.6%
International equity	8.0%
U.S. large cap	6.4%
Large blend	3.6%
U.S. mid cap	2.3%
U.S. small cap	0.9%
Emerging-market equity	0.4%
Fixed income	66.4%
Intermediate bond	32.7%
Multi-sector bond	8.4%
Short-term bond	7.7%
Emerging-market debt	6.5%
Bank loan	5.7%
High yield bond	5.4%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.9%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244549
98SA-R6
2/26
4/26
John Hancock Multimanager Lifestyle Conservative Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Multimanager Lifestyle Aggressive Portfolio

  John Hancock Multimanager Lifestyle Growth Portfolio

  John Hancock Multimanager Lifestyle Balanced Portfolio

  John Hancock Multimanager Lifestyle Moderate Portfolio

  John Hancock Multimanager Lifestyle Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
February 28, 2026

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
10	Financial statements
17	Financial highlights
27	Notes to financial statements
46	Shareholder meeting
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.4%
Equity - 93.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,101,711	$376,536,616
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	15,321,060	132,527,172
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,091,898	456,695,525
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,838,799	335,191,039
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,305,926	152,224,303
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,223,189	293,596,114
International Dynamic Growth, Class NAV, JHIT (Axiom)	14,211,077	257,078,387
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	26,945,143	371,304,065
Mid Cap Growth, Class NAV, JHIT (Wellington)	8,032,882	146,439,446
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,296,075	229,737,922
Multifactor Emerging Markets ETF, JHETF (DFA)	2,195,740	83,108,759
Small Cap Core, Class NAV, JHIT (MIM US) (B)	8,243,521	143,519,693
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,171,942	192,029,808
Fixed income - 1.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,067,024	17,114,962
High Yield, Class NAV, JHBT (MIM US) (B)	4,981,653	15,194,042
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	2,855,178	26,895,774
Alternative and specialty - 4.0%
Diversified Macro, Class NAV, JHIT (Graham)	1,734,732	15,525,847
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	8,458,861	119,354,531

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,443,847,357)		$3,364,074,005
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,438	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	57,902	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,608	0
Genting Hong Kong, Ltd. (C)(D)	102,729	0
Peace Mark Holdings, Ltd. (C)(D)	33,620	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	405,556	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,092	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,157	0
Ezion Holdings, Ltd. (C)(D)	210,318	0
Ezra Holdings, Ltd. (C)(D)	81,996	0
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Energy - (continued)
John Wood Group PLC (D)	5,714	$2,012
Lightstream Resources, Ltd. (C)(D)	14,190	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,937	18,262
Peninsula Energy, Ltd. (D)	2,110	1,126
Sakari Resources, Ltd. (C)(D)(E)	215,623	81,822
Savannah Energy PLC (D)	9,979	1,322
Swiber Holdings, Ltd. (C)(D)	23,955	0
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	315	0
Convoy Global Holdings, Ltd. (C)(D)	117,671	0
Good Resources Holdings, Ltd. (C)(D)	50,431	0
TT Hellenic Postbank SA (C)(D)	3,871	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	338	0
Galapagos NV (D)	328	11,023
Pihlajalinna OYJ	120	1,894
Zenith Capital Corp. (D)	990	99
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,124	0
Carillion PLC (C)(D)	21,342	0
CW Group Holdings, Ltd. (C)(D)	25,215	0
Gold-Finance Holdings, Ltd. (C)(D)	39,971	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,470	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,721	0
DMX Technologies Group, Ltd. (C)(D)	6,351	0
MH Development, Ltd. (C)(D)	23,161	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,308	5,021
Danakali, Ltd. (D)	3,180	105
EcoGreen International Group, Ltd. (C)(D)	14,195	0
Firefinch, Ltd. (C)(D)	7,613	163
Fraser Papers Holdings, Inc. (C)(D)	897	0
Hanfeng Evergreen, Inc. (C)(D)	691	0
Midas Holdings, Ltd. (C)(D)	46,508	0
Orbite Technologies, Inc. (C)(D)	19,705	0
Ten Sixty Four, Ltd. (C)(D)	14,533	884
Up Energy Development Group, Ltd. (C)(D)	167,728	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,869	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,362	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,348	0

TOTAL COMMON STOCKS (Cost $122,773)		$123,743
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	$13,229,700	$3,342,014
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	24,435,800	6,488,182
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	20,368,300	5,705,156
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	15,562,400	4,602,064

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,649,826)		$20,137,416
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,047	2,960
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,958	34
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	414	15
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,065	790

TOTAL WARRANTS (Cost $1,069)		$3,799

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,625	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (G)(H)	3,571	35,716

TOTAL SHORT-TERM INVESTMENTS (Cost $35,716)		$35,716
Total investments (Cost $2,465,656,741) - 100.0%		$3,384,374,679
Other assets and liabilities, net - 0.0%		428,645
TOTAL NET ASSETS - 100.0%		$3,384,803,324
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 80.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	14,080,579	$868,912,529
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	32,789,985	283,633,372
Disciplined Value, Class NAV, JHF III (Boston Partners)	38,059,456	1,016,948,666
Disciplined Value International, Class NAV, JHIT (Boston Partners)	41,849,674	786,355,372
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	23,444,961	290,014,166
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,278,246	505,983,632
Global Equity, Class NAV, JHF II (MIM US) (B)	16,381,619	225,902,520
International Dynamic Growth, Class NAV, JHIT (Axiom)	30,354,875	549,119,694
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	60,347,995	831,595,370
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Cap Growth, Class NAV, JHIT (Wellington)	16,948,859	$308,977,696
Mid Value, Class NAV, JHF II (T. Rowe Price)	30,077,319	483,342,524
Multifactor Emerging Markets ETF, JHETF (DFA)	4,255,595	161,074,271
Small Cap Core, Class NAV, JHIT (MIM US) (B)	16,756,436	291,729,553
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,338,270	397,533,561
Fixed income - 14.0%
Bond, Class NAV, JHSB (MIM US) (B)	38,150,308	529,526,272
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,908,812	148,284,964
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,774,394	122,956,311
High Yield, Class NAV, JHBT (MIM US) (B)	35,915,643	109,542,711
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,460,633	126,799,163
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	17,862,697	186,843,806
Alternative and specialty - 3.3%
Diversified Macro, Class NAV, JHIT (Graham)	4,975,271	44,528,678
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	17,180,912	242,422,662

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,503,770,600)		$8,512,027,493
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	7,240	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	121,915	0
Calida Holding AG	1	17
EganaGoldpfeil Holdings, Ltd. (C)(D)	51,814	0
Genting Hong Kong, Ltd. (C)(D)	216,301	0
Peace Mark Holdings, Ltd. (C)(D)	70,791	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	853,924	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	4,404	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	221,414	0
Ezion Holdings, Ltd. (C)(D)	442,837	0
Ezra Holdings, Ltd. (C)(D)	172,645	0
John Wood Group PLC (D)	12,031	4,235
Lightstream Resources, Ltd. (C)(D)	29,877	0
Manitok Energy, Inc. (C)(D)	66	0
Paladin Energy, Ltd. (D)	4,079	38,456
Peninsula Energy, Ltd. (D)	4,443	2,370
Sakari Resources, Ltd. (C)(D)(E)	489,868	185,897
Savannah Energy PLC (D)	21,010	2,783
Swiber Holdings, Ltd. (C)(D)	50,438	0
VAALCO Energy, Inc.	1	5
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	661	$0
Convoy Global Holdings, Ltd. (C)(D)	247,765	0
Good Resources Holdings, Ltd. (C)(D)	106,185	0
TT Hellenic Postbank SA (C)(D)	8,153	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	714	0
Galapagos NV (D)	688	23,122
Pihlajalinna OYJ	254	4,009
Zenith Capital Corp. (D)	2,086	209
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	478,224	0
Carillion PLC (C)(D)	44,938	0
CW Group Holdings, Ltd. (C)(D)	53,091	0
Gold-Finance Holdings, Ltd. (C)(D)	84,162	0
Hsin Chong Group Holdings, Ltd. (C)(D)	289,451	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	49,947	0
DMX Technologies Group, Ltd. (C)(D)	13,373	0
MH Development, Ltd. (C)(D)	48,767	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	126,980	10,573
Danakali, Ltd. (D)	6,694	222
EcoGreen International Group, Ltd. (C)(D)	29,890	0
Firefinch, Ltd. (C)(D)	16,029	342
Fraser Papers Holdings, Inc. (C)(D)	1,888	0
Hanfeng Evergreen, Inc. (C)(D)	1,455	0
Midas Holdings, Ltd. (C)(D)	97,926	0
Orbite Technologies, Inc. (C)(D)	41,492	0
Ten Sixty Four, Ltd. (C)(D)	30,600	1,862
Up Energy Development Group, Ltd. (C)(D)	353,161	0
Victoria Gold Corp. (C)(D)	132	21
Wiluna Mining Corp., Ltd. (C)(D)	3,934	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	7,079	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	21,788	0

TOTAL COMMON STOCKS (Cost $273,782)		$274,123
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$8,824,093	8,750,286
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	54,268,282	54,601,545
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	54,975,634	56,114,574
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	51,161,462	52,881,919
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	34,540,400	8,725,404
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	64,201,900	17,046,858
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	53,515,500	$14,989,678
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	40,630,400	12,015,094

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $225,872,620)		$225,125,358
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	19,048	6,233
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	20,969	72
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	993	36
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	2,244	1,665

TOTAL WARRANTS (Cost $2,259)		$8,006

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	3,421	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (G)(H)	10,142	101,446

TOTAL SHORT-TERM INVESTMENTS (Cost $101,448)		$101,446
Total investments (Cost $6,730,020,709) - 100.0%		$8,737,536,426
Other assets and liabilities, net - 0.0%		2,070,896
TOTAL NET ASSETS - 100.0%		$8,739,607,322
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.1%
Equity - 60.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,998,257	$493,572,436
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	35,183,653	304,338,597
Disciplined Value, Class NAV, JHF III (Boston Partners)	21,977,409	587,236,363
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,198,445	492,268,784
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,707,947	169,567,303
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,819,919	265,560,799
Global Equity, Class NAV, JHF II (MIM US) (B)	13,179,118	181,740,036
International Dynamic Growth, Class NAV, JHIT (Axiom)	19,546,185	353,590,482
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	34,293,138	472,559,438
Mid Cap Growth, Class NAV, JHIT (Wellington)	10,681,751	194,728,314
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,799,421	318,176,691
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	2,861,307	$108,300,470
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,916,584	172,647,719
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	31,391,660	425,356,992
Fixed income - 30.9%
Bond, Class NAV, JHSB (MIM US) (B)	51,034,698	708,361,602
Core Bond, Class NAV, JHF II (Allspring Investments)	24,472,035	274,576,237
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	29,888,398	247,475,938
Floating Rate Income, Class NAV, JHF II (Bain Capital)	28,705,129	210,408,595
High Yield, Class NAV, JHBT (MIM US) (B)	62,040,059	189,222,179
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	25,702,164	242,114,384
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	41,233,053	431,297,739
Alternative and specialty - 3.3%
Diversified Macro, Class NAV, JHIT (Graham)	5,903,341	52,834,900
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	10,888,400	153,635,323
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,626,020	38,036,949

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,840,863,218)		$7,087,608,270
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	3,449	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	58,093	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	24,690	0
Genting Hong Kong, Ltd. (C)(D)	103,069	0
Peace Mark Holdings, Ltd. (C)(D)	33,732	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	406,897	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	2,099	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	105,505	0
Ezion Holdings, Ltd. (C)(D)	211,013	0
Ezra Holdings, Ltd. (C)(D)	82,267	0
John Wood Group PLC (D)	5,733	2,018
Lightstream Resources, Ltd. (C)(D)	14,237	0
Manitok Energy, Inc. (C)(D)	31	0
Paladin Energy, Ltd. (D)	1,943	18,318
Peninsula Energy, Ltd. (D)	2,117	1,129
Sakari Resources, Ltd. (C)(D)(E)	303,543	115,192
Savannah Energy PLC (D)	10,012	1,326
Swiber Holdings, Ltd. (C)(D)	24,034	0
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	316	$0
Convoy Global Holdings, Ltd. (C)(D)	118,060	0
Good Resources Holdings, Ltd. (C)(D)	50,597	0
TT Hellenic Postbank SA (C)(D)	3,884	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	339	0
Galapagos NV (D)	329	11,057
Pihlajalinna OYJ	120	1,894
Zenith Capital Corp. (D)	993	99
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	227,875	0
Carillion PLC (C)(D)	21,413	0
CW Group Holdings, Ltd. (C)(D)	25,299	0
Gold-Finance Holdings, Ltd. (C)(D)	40,103	0
Hsin Chong Group Holdings, Ltd. (C)(D)	137,924	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	23,799	0
DMX Technologies Group, Ltd. (C)(D)	6,372	0
MH Development, Ltd. (C)(D)	23,237	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	60,507	5,038
Danakali, Ltd. (D)	3,190	106
EcoGreen International Group, Ltd. (C)(D)	14,242	0
Firefinch, Ltd. (C)(D)	7,638	163
Fraser Papers Holdings, Inc. (C)(D)	900	0
Hanfeng Evergreen, Inc. (C)(D)	693	0
Midas Holdings, Ltd. (C)(D)	46,662	0
Orbite Technologies, Inc. (C)(D)	19,770	0
Ten Sixty Four, Ltd. (C)(D)	14,581	887
Up Energy Development Group, Ltd. (C)(D)	168,283	0
Victoria Gold Corp. (C)(D)	62	10
Wiluna Mining Corp., Ltd. (C)(D)	1,875	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	3,373	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	10,382	0

TOTAL COMMON STOCKS (Cost $160,272)		$157,237
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$14,853,922	14,729,680
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	92,698,987	93,268,254
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	92,539,974	94,457,142
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	87,387,303	90,325,962
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	44,429,900	11,223,635
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	82,860,500	22,001,080
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	69,068,300	$19,346,014
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	52,263,800	15,455,286

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $361,189,904)		$360,807,053
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	9,077	2,970
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	9,991	34
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (D)	786	28
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	1,069	793

TOTAL WARRANTS (Cost $1,102)		$3,825

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	1,630	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 3.5447% (G)(H)	1,126,247	11,265,848

TOTAL SHORT-TERM INVESTMENTS (Cost $11,265,852)		$11,265,848
Total investments (Cost $6,213,480,348) - 100.1%		$7,459,842,233
Other assets and liabilities, net - (0.1%)		(8,341,025)
TOTAL NET ASSETS - 100.0%		$7,451,501,208
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 41.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,277,771	$78,851,226
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,514,592	73,651,219
Disciplined Value, Class NAV, JHF III (Boston Partners)	3,685,314	98,471,594
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,338,375	81,518,058
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,062,443	25,512,417
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	704,706	48,991,164
Global Equity, Class NAV, JHF II (MIM US) (B)	3,187,248	43,952,155
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,616,201	65,417,078
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,717,545	92,567,764
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,322,905	42,346,554
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,255,673	52,318,660
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	488,901	$18,504,903
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,520,940	26,479,564
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,153,501	96,929,928
Fixed income - 48.6%
Bond, Class NAV, JHSB (MIM US) (B)	18,672,567	259,175,234
Core Bond, Class NAV, JHF II (Allspring Investments)	18,951,473	212,635,529
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,411,968	102,771,099
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,952,463	87,611,554
High Yield, Class NAV, JHBT (MIM US) (B)	26,607,122	81,151,723
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,077,245	113,767,643
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,518,402	141,402,485
Alternative and specialty - 3.7%
Diversified Macro, Class NAV, JHIT (Graham)	1,584,603	14,182,200
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	2,190,386	30,906,347
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,948,905	30,934,008

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,720,714,670)		$1,920,050,106
COMMON STOCKS - 0.0%
Communication services - 0.0%
KAB Distribution, Inc. (C)(D)	744	0
Consumer discretionary - 0.0%
3D-Gold Jewellery Holdings, Ltd. (C)(D)	12,538	0
EganaGoldpfeil Holdings, Ltd. (C)(D)	5,329	0
Genting Hong Kong, Ltd. (C)(D)	22,245	0
Peace Mark Holdings, Ltd. (C)(D)	7,280	0
Consumer staples - 0.0%
Pacific Andes International Holdings, Ltd. (C)(D)	87,821	0
Energy - 0.0%
Birch Mountain Resources, Ltd. (C)(D)	453	0
Brightoil Petroleum Holdings, Ltd. (C)(D)	22,771	0
Ezion Holdings, Ltd. (C)(D)	45,543	0
Ezra Holdings, Ltd. (C)(D)	17,756	0
John Wood Group PLC (D)	1,237	435
Lightstream Resources, Ltd. (C)(D)	3,073	0
Manitok Energy, Inc. (C)(D)	7	0
Paladin Energy, Ltd. (D)	419	3,950
Peninsula Energy, Ltd. (D)	457	244
Sakari Resources, Ltd. (C)(D)(E)	50,910	19,324
Savannah Energy PLC (D)	2,161	286
Swiber Holdings, Ltd. (C)(D)	5,187	0
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Financials - 0.0%
Caja de Ahorros del Mediterraneo (C)(D)	68	$0
Convoy Global Holdings, Ltd. (C)(D)	25,481	0
Good Resources Holdings, Ltd. (C)(D)	10,920	0
TT Hellenic Postbank SA (C)(D)	838	0
Health care - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (C)(D)	73	0
Galapagos NV (D)	71	2,386
Pihlajalinna OYJ	26	410
Zenith Capital Corp. (D)	214	21
Industrials - 0.0%
Burwill Holdings, Ltd. (C)(D)	49,183	0
Carillion PLC (C)(D)	4,622	0
CW Group Holdings, Ltd. (C)(D)	5,460	0
Gold-Finance Holdings, Ltd. (C)(D)	8,655	0
Hsin Chong Group Holdings, Ltd. (C)(D)	29,768	0
Information technology - 0.0%
China Solar Energy Holdings, Ltd. (C)(D)	5,137	0
DMX Technologies Group, Ltd. (C)(D)	1,375	0
MH Development, Ltd. (C)(D)	5,015	0
Materials - 0.0%
AVZ Minerals, Ltd. (C)(D)	13,059	1,087
Danakali, Ltd. (D)	689	23
EcoGreen International Group, Ltd. (C)(D)	3,074	0
Firefinch, Ltd. (C)(D)	1,648	35
Fraser Papers Holdings, Inc. (C)(D)	194	0
Hanfeng Evergreen, Inc. (C)(D)	150	0
Midas Holdings, Ltd. (C)(D)	10,071	0
Orbite Technologies, Inc. (C)(D)	4,267	0
Ten Sixty Four, Ltd. (C)(D)	3,147	191
Up Energy Development Group, Ltd. (C)(D)	36,321	0
Victoria Gold Corp. (C)(D)	13	2
Wiluna Mining Corp., Ltd. (C)(D)	405	0
Real estate - 0.0%
Lerthai Group, Ltd. (C)(D)	728	0
Utilities - 0.0%
Hyflux, Ltd. (C)(D)	2,241	0

TOTAL COMMON STOCKS (Cost $28,381)		$28,394
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$6,168,131	6,116,539
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	39,066,395	39,306,303
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	38,417,721	39,213,628
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	36,827,628	38,066,067
U.S. Treasury STRIPS, PO, 4.753%, 05/15/2055	8,305,600	2,098,115
U.S. Treasury STRIPS, PO, 4.785%, 02/15/2054	15,560,000	4,131,484
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2052	12,969,900	$3,632,866
U.S. Treasury STRIPS, PO, 4.830%, 08/15/2051	9,770,600	2,889,331

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $134,240,836)		$135,454,333
WARRANTS - 0.0%
APAC Resources, Ltd. (Expiration Date: 12-15-27; Strike Price: HKD 1.00) (D)	1,959	641
CSI Properties, Ltd. (Expiration Date: 4-7-27; Strike Price: HKD 0.22) (D)	2,156	7
Webuild SpA (Expiration Date: 8-2-30) (D)(F)	231	171

TOTAL WARRANTS (Cost $224)		$819

RIGHTS - 0.0%
Intercell AG (C)(D)(F)	352	0

TOTAL RIGHTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 3.5447% (G)(H)	312,211	3,123,050

TOTAL SHORT-TERM INVESTMENTS (Cost $3,123,050)		$3,123,050
Total investments (Cost $1,858,107,161) - 100.1%		$2,058,656,702
Other assets and liabilities, net - (0.1%)		(2,194,851)
TOTAL NET ASSETS - 100.0%		$2,056,461,851
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 2-28-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 21.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	300,861	$18,566,144
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,718,754	32,167,222
Disciplined Value, Class NAV, JHF III (Boston Partners)	926,900	24,766,768
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,190,405	22,367,716
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	518,745	6,416,881
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	323,904	22,517,797
Global Equity, Class NAV, JHF II (MIM US) (B)	1,339,593	18,472,991
International Dynamic Growth, Class NAV, JHIT (Axiom)	938,077	16,969,813
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,647,464	64,042,054
Mid Cap Growth, Class NAV, JHIT (Wellington)	889,358	16,212,992
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,225,820	19,698,920
Small Cap Core, Class NAV, JHIT (MIM US) (B)	821,659	14,305,077
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,122,261	55,856,639
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 66.4%
Bond, Class NAV, JHSB (MIM US) (B)	19,641,709	$272,626,925
Core Bond, Class NAV, JHF II (Allspring Investments)	20,630,139	231,470,157
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	12,063,877	99,888,896
Floating Rate Income, Class NAV, JHF II (Bain Capital)	11,872,616	87,026,272
High Yield, Class NAV, JHBT (MIM US) (B)	26,976,770	82,279,150
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,575,209	118,458,466
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	12,408,189	129,789,653
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	2,923,515	30,667,677

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,339,888,301)		$1,384,568,210
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$7,633,323	7,569,476
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	48,693,356	48,992,383
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	47,547,972	48,533,031
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	45,903,156	47,446,787

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $149,612,516)		$152,541,677
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5447% (G)(H)	2,908	29,088

TOTAL SHORT-TERM INVESTMENTS (Cost $29,087)		$29,088
Total investments (Cost $1,489,529,904) - 99.9%		$1,537,138,975
Other assets and liabilities, net - 0.1%		914,582
TOTAL NET ASSETS - 100.0%		$1,538,053,557
Percentages are based upon net assets.
Currency Abbreviations
HKD	Hong Kong Dollar
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	Restricted security as to resale.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$20,264,958	$225,407,487	$360,968,115	$135,483,546	$152,541,677
Affiliated investments, at value	3,364,109,721	8,512,128,939	7,098,874,118	1,923,173,156	1,384,597,298
Total investments, at value	3,384,374,679	8,737,536,426	7,459,842,233	2,058,656,702	1,537,138,975
Dividends and interest receivable	670,382	6,907,905	10,317,424	4,016,413	4,124,265
Receivable for fund shares sold	229,891	645,687	3,310,233	401,711	232,190
Receivable for investments sold	1,881,895	2,818,515	—	227,874	287,162
Other assets	245,381	536,518	482,921	189,120	163,261
Total assets	3,387,402,228	8,748,445,051	7,473,952,811	2,063,491,820	1,541,945,853
Liabilities
Due to custodian	35,630	100,444	93,873	31,445	28,005
Payable for investments purchased	259,048	4,850,393	20,965,647	6,275,441	3,203,471
Payable for fund shares repurchased	2,056,323	3,294,997	870,871	526,834	492,255
Payable to affiliates
Accounting and legal services fees	96,932	251,279	214,368	59,554	44,670
Transfer agent fees	56,691	173,468	152,326	55,165	48,399
Distribution and service fees	2,990	5,865	3,363	1,624	966
Trustees’ fees	8,000	21,171	19,023	5,690	4,381
Other liabilities and accrued expenses	83,290	140,112	132,132	74,216	70,149
Total liabilities	2,598,904	8,837,729	22,451,603	7,029,969	3,892,296
Net assets	$3,384,803,324	$8,739,607,322	$7,451,501,208	$2,056,461,851	$1,538,053,557
Net assets consist of
Paid-in capital	$2,275,672,999	$6,355,822,515	$6,018,033,365	$1,844,677,787	$1,548,148,306
Total distributable earnings (loss)	1,109,130,325	2,383,784,807	1,433,467,843	211,784,064	(10,094,749)
Net assets	$3,384,803,324	$8,739,607,322	$7,451,501,208	$2,056,461,851	$1,538,053,557
Unaffiliated investments, at cost	$21,773,668	$226,148,661	$361,351,278	$134,269,441	$149,612,516
Affiliated investments, at cost	2,443,883,073	6,503,872,048	5,852,129,070	1,723,837,720	1,339,917,388
Total investments, at cost	2,465,656,741	6,730,020,709	6,213,480,348	1,858,107,161	1,489,529,904
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$643,397,684	$1,988,482,453	$1,759,658,206	$622,966,817	$553,226,023
Shares outstanding	40,870,849	130,920,009	122,621,822	47,340,277	43,955,992
Net asset value and redemption price per share	$15.74	$15.19	$14.35	$13.16	$12.59
Class C1
Net assets	$28,573,815	$69,863,212	$40,037,100	$16,928,530	$13,240,201
Shares outstanding	1,813,586	4,606,559	2,796,102	1,278,914	1,053,118
Net asset value, offering price and redemption price per share	$15.76	$15.17	$14.32	$13.24	$12.57
Class I
Net assets	$10,193,901	$31,698,720	$34,604,693	$20,436,401	$14,579,819
Shares outstanding	650,789	2,106,980	2,436,679	1,567,544	1,160,348
Net asset value, offering price and redemption price per share	$15.66	$15.04	$14.20	$13.04	$12.57
Class R2
Net assets	$12,585,959	$25,107,502	$13,210,439	$6,348,209	$3,779,507
Shares outstanding	811,288	1,677,370	930,177	484,719	300,987
Net asset value, offering price and redemption price per share	$15.51	$14.97	$14.20	$13.10	$12.56
Class R4
Net assets	$1,390,992	$3,038,837	$3,670,233	$534,211	$2,375,194
Shares outstanding	89,108	200,430	256,694	40,946	189,248
Net asset value, offering price and redemption price per share	$15.61	$15.16	$14.30	$13.05	$12.55
Class R5
Net assets	$4,146,854	$6,384,203	$10,376,821	$5,943,330	$1,574,369
Shares outstanding	264,324	418,966	723,356	455,346	125,366
Net asset value, offering price and redemption price per share	$15.69	$15.24	$14.35	$13.05	$12.56
Class R6
Net assets	$79,330,996	$142,085,668	$134,867,010	$56,042,825	$30,089,932
Shares outstanding	5,062,141	9,424,815	9,503,930	4,306,182	2,397,121
Net asset value, offering price and redemption price per share	$15.67	$15.08	$14.19	$13.01	$12.55
Class 1
Net assets	$2,605,183,123	$6,021,746,244	$5,280,927,378	$1,271,484,938	$919,188,512
Shares outstanding	166,832,261	399,465,872	372,253,152	97,435,415	73,207,492
Net asset value, offering price and redemption price per share	$15.62	$15.07	$14.19	$13.05	$12.56
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$451,200,483	$174,149,328	$55,776,590	—
Shares outstanding	—	30,008,681	12,264,721	4,285,120	—
Net asset value, offering price and redemption price per share	—	$15.04	$14.20	$13.02	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$16.48	$15.91	$15.03	$13.78	$13.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio
Investment income
Dividends from affiliated investments	$41,301,184	$120,337,348	$117,968,433
Interest	474,554	3,571,234	5,617,965
Dividends from unaffiliated investments	4,977	5,560	3,894
Total investment income	41,780,715	123,914,142	123,590,292
Expenses
Investment management fees	4,141,075	10,874,075	9,149,563
Distribution and service fees	1,732,095	4,769,900	4,127,700
Accounting and legal services fees	308,421	807,061	693,829
Transfer agent fees	357,255	1,099,714	979,150
Trustees’ fees	37,976	99,635	86,271
Custodian fees	16,043	17,092	17,638
State registration fees	51,042	53,607	55,794
Printing and postage	22,527	49,687	45,537
Professional fees	69,834	145,113	129,402
Other	51,267	119,513	107,748
Total expenses	6,787,535	18,035,397	15,392,632
Less expense reductions	(2,955,579)	(6,949,107)	(5,040,964)
Net expenses	3,831,956	11,086,290	10,351,668
Net investment income	37,948,759	112,827,852	113,238,624
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(763,425)	(2,204,118)	(3,553,579)
Affiliated investments	65,242,144	158,595,409	111,095,228
Capital gain distributions received from affiliated investments	190,340,773	421,376,784	280,378,909
	254,819,492	577,768,075	387,920,558
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,259,176	5,689,952	7,813,956
Affiliated investments	79,384,318	186,299,057	110,115,962
	81,643,494	191,989,009	117,929,918
Net realized and unrealized gain	336,462,986	769,757,084	505,850,476
Increase in net assets from operations	$374,411,745	$882,584,936	$619,089,100
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

STATEMENTS OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Continued
	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$37,865,481	$31,855,648
Interest	2,001,274	2,134,017
Dividends from unaffiliated investments	667	215
Total investment income	39,867,422	33,989,880
Expenses
Investment management fees	2,542,598	1,974,103
Distribution and service fees	1,356,306	1,148,777
Accounting and legal services fees	195,094	146,914
Transfer agent fees	359,298	317,670
Trustees’ fees	24,600	18,610
Custodian fees	16,855	16,184
State registration fees	51,952	52,738
Printing and postage	21,848	18,965
Professional fees	53,066	45,701
Other	38,912	31,276
Total expenses	4,660,529	3,770,938
Less expense reductions	(1,203,326)	(733,567)
Net expenses	3,457,203	3,037,371
Net investment income	36,410,219	30,952,509
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(604,292)	127,714
Affiliated investments	17,378,229	2,740,740
Capital gain distributions received from affiliated investments	54,867,834	19,626,730
	71,641,771	22,495,184
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,201,568	(590,158)
Affiliated investments	27,102,878	19,111,748
	28,304,446	18,521,590
Net realized and unrealized gain	99,946,217	41,016,774
Increase in net assets from operations	$136,356,436	$71,969,283
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio			Multimanager Lifestyle Growth Portfolio
	Six months ended 2-28-26	Period ended 8-31-25[1]	Year ended 12-31-24	Six months ended 2-28-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$37,948,759	$42,880	$35,882,729	$112,827,852	$38,718,549	$145,833,723
Net realized gain	254,819,492	200,942,358	224,046,982	577,768,075	421,208,864	526,621,790
Change in net unrealized appreciation (depreciation)	81,643,494	130,935,667	156,688,117	191,989,009	363,125,173	308,564,490
Increase in net assets resulting from operations	374,411,745	331,920,905	416,617,828	882,584,936	823,052,586	981,020,003
Distributions to shareholders
From earnings
Class A	(80,231,440)	—	(14,758,194)	(224,938,229)	—	(46,061,794)
Class C	(3,607,559)	—	(573,338)	(7,800,491)	—	(1,405,655)
Class I	(1,252,083)	—	(223,825)	(3,703,021)	—	(772,067)
Class R2	(1,662,984)	—	(342,043)	(2,792,921)	—	(551,182)
Class R4	(179,077)	—	(31,197)	(355,807)	—	(102,848)
Class R5	(550,547)	—	(121,744)	(895,734)	—	(223,114)
Class R6	(10,628,411)	—	(2,045,440)	(17,933,456)	—	(3,967,493)
Class 1	(338,087,650)	—	(73,158,368)	(716,775,440)	—	(171,776,011)
Class 5	—	—	—	(52,684,142)	—	(11,521,115)
Total distributions	(436,199,751)	—	(91,254,149)	(1,027,879,241)	—	(236,381,279)
Portfolio share transactions
From portfolio share transactions	197,674,155	(278,979,042)	(296,526,728)	352,745,453	(809,573,251)	(845,403,537)
Total increase (decrease)	135,886,149	52,941,863	28,836,951	207,451,148	13,479,335	(100,764,813)
Net assets
Beginning of period	3,248,917,175	3,195,975,312	3,167,138,361	8,532,156,174	8,518,676,839	8,619,441,652
End of period	$3,384,803,324	$3,248,917,175	$3,195,975,312	$8,739,607,322	$8,532,156,174	$8,518,676,839

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Balanced Portfolio			Multimanager Lifestyle Moderate Portfolio
	Six months ended 2-28-26	Period ended 8-31-25[1]	Year ended 12-31-24	Six months ended 2-28-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$113,238,624	$77,542,896	$184,364,731	$36,410,219	$34,045,247	$69,522,321
Net realized gain	387,920,558	276,409,907	336,721,135	71,641,771	46,570,165	48,638,715
Change in net unrealized appreciation (depreciation)	117,929,918	272,549,300	196,608,786	28,304,446	74,475,710	42,688,719
Increase in net assets resulting from operations	619,089,100	626,502,103	717,694,652	136,356,436	155,091,122	160,849,755
Distributions to shareholders
From earnings
Class A	(155,899,804)	(10,756,983)	(43,531,764)	(33,674,228)	(6,733,880)	(19,968,144)
Class C	(3,530,722)	(130,246)	(904,068)	(890,821)	(149,384)	(587,494)
Class I	(3,024,441)	(224,622)	(784,261)	(1,204,036)	(232,637)	(653,014)
Class R2	(1,151,213)	(93,963)	(447,284)	(345,042)	(75,649)	(232,287)
Class R4	(331,939)	(25,381)	(131,641)	(28,490)	(5,852)	(27,426)
Class R5	(903,076)	(59,712)	(303,490)	(685,020)	(147,507)	(405,113)
Class R6	(13,369,864)	(1,222,904)	(4,047,353)	(2,893,881)	(640,724)	(1,386,977)
Class 1	(485,574,908)	(42,992,337)	(158,519,880)	(72,367,630)	(16,777,393)	(48,579,811)
Class 5	(15,752,953)	(1,359,417)	(4,714,451)	(3,125,386)	(703,512)	(1,927,507)
Total distributions	(679,538,920)	(56,865,565)	(213,384,192)	(115,214,534)	(25,466,538)	(73,767,773)
Portfolio share transactions
From portfolio share transactions	123,987,437	(685,914,405)	(810,270,613)	(59,281,930)	(175,080,518)	(228,856,302)
Total increase (decrease)	63,537,617	(116,277,867)	(305,960,153)	(38,140,028)	(45,455,934)	(141,774,320)
Net assets
Beginning of period	7,387,963,591	7,504,241,458	7,810,201,611	2,094,601,879	2,140,057,813	2,281,832,133
End of period	$7,451,501,208	$7,387,963,591	$7,504,241,458	$2,056,461,851	$2,094,601,879	$2,140,057,813

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Conservative Portfolio
	Six months ended 2-28-26	Period ended 8-31-25[1]	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income (loss)	$30,952,509	$35,909,642	$64,684,199
Net realized gain (loss)	22,495,184	17,629,949	(6,975,858)
Change in net unrealized appreciation (depreciation)	18,521,590	46,574,574	39,684,427
Increase in net assets resulting from operations	71,969,283	100,114,165	97,392,768
Distributions to shareholders
From earnings
Class A	(12,312,249)	(9,058,836)	(22,670,233)
Class C	(259,119)	(186,318)	(543,121)
Class I	(345,811)	(186,076)	(443,138)
Class R2	(106,380)	(78,642)	(208,349)
Class R4	(54,405)	(30,683)	(75,564)
Class R5	(34,117)	(20,370)	(56,236)
Class R6	(724,046)	(519,132)	(1,098,298)
Class 1	(22,514,447)	(16,863,406)	(41,123,493)
Total distributions	(36,350,574)	(26,943,463)	(66,218,432)
Portfolio share transactions
From portfolio share transactions	(82,576,249)	(102,569,774)	(174,092,146)
Total decrease	(46,957,540)	(29,399,072)	(142,917,810)
Net assets
Beginning of period	1,585,011,097	1,614,410,169	1,757,327,979
End of period	$1,538,053,557	$1,585,011,097	$1,614,410,169

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
02-28-2026[7]	16.17	0.16	1.63	1.79	(0.16)	(2.06)	(2.22)	15.74	11.80	0.70[8]	0.52[8]	0.85[8]	643	9
08-31-2025[9]	14.59	(0.03)	1.61	1.58	—	—	—	16.17	10.83[10]	0.70[8]	0.52[8]	(0.28)[8]	601	29
12-31-2024	13.20	0.12	1.65	1.77	(0.12)	(0.26)	(0.38)	14.59	13.44	0.68	0.52	0.83	574	13
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
Class C
02-28-2026[7]	16.13	0.11	1.63	1.74	(0.05)	(2.06)	(2.11)	15.76	11.49	1.40[8]	1.22[8]	0.17[8]	29	9
08-31-2025[9]	14.62	(0.10)	1.61	1.51	—	—	—	16.13	10.33[10]	1.40[8]	1.22[8]	(0.99)[8]	29	29
12-31-2024	13.24	0.01	1.65	1.66	(0.02)	(0.26)	(0.28)	14.62	12.56	1.38	1.22	0.07	30	13
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
Class I
02-28-2026[7]	16.12	0.19	1.62	1.81	(0.21)	(2.06)	(2.27)	15.66	11.96	0.40[8]	0.22[8]	1.18[8]	10	9
08-31-2025[9]	14.51	—[11]	1.61	1.61	—	—	—	16.12	11.10[10]	0.40[8]	0.22[8]	0.02[8]	8	29
12-31-2024	13.14	0.16	1.64	1.80	(0.17)	(0.26)	(0.43)	14.51	13.67	0.38	0.22	1.11	8	13
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
Class R2
02-28-2026[7]	15.96	0.15	1.61	1.76	(0.15)	(2.06)	(2.21)	15.51	11.73	0.79[8]	0.61[8]	0.75[8]	13	9
08-31-2025[9]	14.41	(0.04)	1.59	1.55	—	—	—	15.96	10.76[10]	0.79[8]	0.62[8]	(0.38)[8]	13	29
12-31-2024	13.04	0.10	1.64	1.74	(0.11)	(0.26)	(0.37)	14.41	13.35	0.77	0.61	0.74	14	13
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
Class R4
02-28-2026[7]	16.06	0.17	1.63	1.80	(0.19)	(2.06)	(2.25)	15.61	11.93	0.64[8]	0.36[8]	0.98[8]	1	9
08-31-2025[9]	14.48	(0.01)	1.59	1.58	—	—	—	16.06	10.91[10]	0.63[8]	0.36[8]	(0.12)[8]	1	29
12-31-2024	13.10	0.13	1.66	1.79	(0.15)	(0.26)	(0.41)	14.48	13.64	0.62	0.36	0.89	1	13
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
Class R5
02-28-2026[7]	16.15	0.19	1.63	1.82	(0.22)	(2.06)	(2.28)	15.69	12.00	0.34[8]	0.16[8]	1.16[8]	4	9
08-31-2025[9]	14.53	0.01	1.61	1.62	—	—	—	16.15	11.15[10]	0.34[8]	0.17[8]	0.07[8]	4	29
12-31-2024	13.15	0.17	1.65	1.82	(0.18)	(0.26)	(0.44)	14.53	13.80	0.32	0.16	1.19	4	13
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
Class R6
02-28-2026[7]	16.13	0.20	1.62	1.82	(0.22)	(2.06)	(2.28)	15.67	12.06	0.29[8]	0.11[8]	1.30[8]	79	9
08-31-2025[9]	14.52	0.01	1.60	1.61	—	—	—	16.13	11.09[10]	0.29[8]	0.12[8]	0.12[8]	74	29
12-31-2024	13.14	0.18	1.64	1.82	(0.18)	(0.26)	(0.44)	14.52	13.87	0.27	0.11	1.23	68	13
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
02-28-2026[7]	16.08	0.19	1.63	1.82	(0.22)	(2.06)	(2.28)	15.62	12.06	0.34[8]	0.16[8]	1.20[8]	2,605	9
08-31-2025[9]	14.47	0.01	1.60	1.61	—	—	—	16.08	11.13[10]	0.34[8]	0.16[8]	0.08[8]	2,518	29
12-31-2024	13.10	0.17	1.64	1.81	(0.18)	(0.26)	(0.44)	14.47	13.78	0.31	0.16	1.18	2,497	13
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 2-28-26. Unaudited.
[8] Annualized.
[9] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[10] Not annualized.
[11] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
02-28-2026[6]	15.54	0.18	1.38	1.56	(0.23)	(1.68)	(1.91)	15.19	10.66	0.69[7]	0.53[7]	1.34[7]	1,988	8
08-31-2025[8]	14.12	0.04	1.38	1.42	—	—	—	15.54	10.06[9]	0.69[7]	0.54[7]	0.42[7]	1,883	27
12-31-2024	12.98	0.20	1.30	1.50	(0.21)	(0.15)	(0.36)	14.12	11.56	0.68	0.54	1.40	1,843	13
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
Class C
02-28-2026[6]	15.48	0.13	1.37	1.50	(0.13)	(1.68)	(1.81)	15.17	10.23	1.39[7]	1.23[7]	0.62[7]	70	8
08-31-2025[8]	14.12	(0.03)	1.39	1.36	—	—	—	15.48	9.63[9]	1.39[7]	1.24[7]	(0.28)[7]	72	27
12-31-2024	12.98	0.09	1.31	1.40	(0.11)	(0.15)	(0.26)	14.12	10.81	1.38	1.24	0.63	77	13
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[10]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
Class I
02-28-2026[6]	15.43	0.21	1.36	1.57	(0.28)	(1.68)	(1.96)	15.04	10.77	0.39[7]	0.23[7]	1.66[7]	32	8
08-31-2025[8]	13.99	0.07	1.37	1.44	—	—	—	15.43	10.29[9]	0.39[7]	0.24[7]	0.72[7]	29	27
12-31-2024	12.86	0.23	1.30	1.53	(0.25)	(0.15)	(0.40)	13.99	11.92	0.38	0.24	1.69	27	13
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
Class R2
02-28-2026[6]	15.34	0.18	1.35	1.53	(0.22)	(1.68)	(1.90)	14.97	10.56	0.79[7]	0.62[7]	1.26[7]	25	8
08-31-2025[8]	13.94	0.03	1.37	1.40	—	—	—	15.34	10.04[9]	0.78[7]	0.62[7]	0.33[7]	23	27
12-31-2024	12.82	0.17	1.30	1.47	(0.20)	(0.15)	(0.35)	13.94	11.46	0.76	0.63	1.20	23	13
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
Class R4
02-28-2026[6]	15.53	0.20	1.37	1.57	(0.26)	(1.68)	(1.94)	15.16	10.69	0.64[7]	0.38[7]	1.54[7]	3	8
08-31-2025[8]	14.09	0.06	1.38	1.44	—	—	—	15.53	10.22[9]	0.64[7]	0.38[7]	0.57[7]	3	27
12-31-2024	12.95	0.23	1.29	1.52	(0.23)	(0.15)	(0.38)	14.09	11.76	0.62	0.38	1.62	4	13
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
Class R5
02-28-2026[6]	15.61	0.22	1.38	1.60	(0.29)	(1.68)	(1.97)	15.24	10.84	0.34[7]	0.18[7]	1.79[7]	6	8
08-31-2025[8]	14.14	0.08	1.39	1.47	—	—	—	15.61	10.40[9]	0.34[7]	0.18[7]	0.78[7]	7	27
12-31-2024	13.00	0.27	1.28	1.55	(0.26)	(0.15)	(0.41)	14.14	11.93	0.32	0.18	1.93	8	13
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
Class R6
02-28-2026[6]	15.47	0.22	1.36	1.58	(0.29)	(1.68)	(1.97)	15.08	10.86	0.29[7]	0.13[7]	1.76[7]	142	8
08-31-2025[8]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[9]	0.29[7]	0.13[7]	0.83[7]	143	27
12-31-2024	12.88	0.26	1.29	1.55	(0.27)	(0.15)	(0.42)	14.01	12.01	0.27	0.13	1.86	134	13
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
19	|

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
02-28-2026[6]	15.47	0.21	1.36	1.57	(0.29)	(1.68)	(1.97)	15.07	10.74	0.33[7]	0.17[7]	1.69[7]	6,022	8
08-31-2025[8]	14.01	0.08	1.38	1.46	—	—	—	15.47	10.42[9]	0.33[7]	0.17[7]	0.78[7]	5,953	27
12-31-2024	12.88	0.24	1.30	1.54	(0.26)	(0.15)	(0.41)	14.01	11.96	0.32	0.18	1.75	6,008	13
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
Class 5
02-28-2026[6]	15.43	0.21	1.37	1.58	(0.29)	(1.68)	(1.97)	15.04	10.89	0.28[7]	0.12[7]	1.76[7]	451	8
08-31-2025[8]	13.98	0.08	1.37	1.45	—	—	—	15.43	10.37[9]	0.28[7]	0.12[7]	0.83[7]	419	27
12-31-2024	12.85	0.25	1.30	1.55	(0.27)	(0.15)	(0.42)	13.98	12.05	0.27	0.13	1.84	396	13
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Annualized.
[8] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[9] Not annualized.
[10] Less than $0.005 per share.
|	20

Financial highlights
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
02-28-2026[6]	14.52	0.20	0.99	1.19	(0.22)	(1.14)	(1.36)	14.35	8.58	0.69[7]	0.55[7]	2.03[7]	1,760	8
08-31-2025[8]	13.44	0.12	1.05	1.17	(0.09)	—	(0.09)	14.52	8.73[9]	0.69[7]	0.56[7]	1.32[7]	1,711	21
12-31-2024	12.61	0.28	0.89	1.17	(0.29)	(0.05)	(0.34)	13.44	9.28	0.68	0.56	2.10	1,720	14
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
Class C
02-28-2026[6]	14.49	0.15	0.99	1.14	(0.17)	(1.14)	(1.31)	14.32	8.21	1.39[7]	1.25[7]	1.31[7]	40	8
08-31-2025[8]	13.43	0.06	1.04	1.10	(0.04)	—	(0.04)	14.49	8.22[9]	1.39[7]	1.26[7]	0.61[7]	43	21
12-31-2024	12.60	0.17	0.91	1.08	(0.20)	(0.05)	(0.25)	13.43	8.54	1.38	1.26	1.31	48	14
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
Class I
02-28-2026[6]	14.38	0.22	0.98	1.20	(0.24)	(1.14)	(1.38)	14.20	8.76	0.39[7]	0.25[7]	2.31[7]	35	8
08-31-2025[8]	13.31	0.15	1.03	1.18	(0.11)	—	(0.11)	14.38	8.98[9]	0.39[7]	0.26[7]	1.62[7]	32	21
12-31-2024	12.48	0.32	0.89	1.21	(0.33)	(0.05)	(0.38)	13.31	9.62	0.38	0.26	2.41	27	14
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
Class R2
02-28-2026[6]	14.38	0.19	0.99	1.18	(0.22)	(1.14)	(1.36)	14.20	8.54	0.78[7]	0.65[7]	1.89[7]	13	8
08-31-2025[8]	13.31	0.12	1.03	1.15	(0.08)	—	(0.08)	14.38	8.69[9]	0.77[7]	0.63[7]	1.24[7]	15	21
12-31-2024	12.49	0.25	0.90	1.15	(0.28)	(0.05)	(0.33)	13.31	9.21	0.76	0.64	1.91	17	14
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
Class R4
02-28-2026[6]	14.47	0.21	0.99	1.20	(0.23)	(1.14)	(1.37)	14.30	8.69	0.63[7]	0.40[7]	2.16[7]	4	8
08-31-2025[8]	13.39	0.14	1.04	1.18	(0.10)	—	(0.10)	14.47	8.85[9]	0.61[7]	0.38[7]	1.48[7]	4	21
12-31-2024	12.56	0.30	0.89	1.19	(0.31)	(0.05)	(0.36)	13.39	9.50	0.63	0.41	2.25	5	14
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
Class R5
02-28-2026[6]	14.52	0.23	0.99	1.22	(0.25)	(1.14)	(1.39)	14.35	8.77	0.33[7]	0.20[7]	2.38[7]	10	8
08-31-2025[8]	13.42	0.16	1.05	1.21	(0.11)	—	(0.11)	14.52	9.08[9]	0.33[7]	0.20[7]	1.66[7]	8	21
12-31-2024	12.59	0.32	0.90	1.22	(0.34)	(0.05)	(0.39)	13.42	9.68	0.32	0.20	2.38	10	14
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
Class R6
02-28-2026[6]	14.37	0.23	0.98	1.21	(0.25)	(1.14)	(1.39)	14.19	8.82	0.29[7]	0.15[7]	2.45[7]	135	8
08-31-2025[8]	13.29	0.16	1.04	1.20	(0.12)	—	(0.12)	14.37	9.04[9]	0.28[7]	0.15[7]	1.73[7]	143	21
12-31-2024	12.47	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.29	9.74	0.27	0.15	2.54	136	14
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
21	|

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
02-28-2026[6]	14.37	0.23	0.98	1.21	(0.25)	(1.14)	(1.39)	14.19	8.79	0.33[7]	0.19[7]	2.38[7]	5,281	8
08-31-2025[8]	13.29	0.15	1.04	1.19	(0.11)	—	(0.11)	14.37	9.02[9]	0.33[7]	0.20[7]	1.68[7]	5,269	21
12-31-2024	12.47	0.32	0.89	1.21	(0.34)	(0.05)	(0.39)	13.29	9.70	0.32	0.20	2.46	5,382	14
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
Class 5
02-28-2026[6]	14.38	0.23	0.98	1.21	(0.25)	(1.14)	(1.39)	14.20	8.81	0.28[7]	0.14[7]	2.44[7]	174	8
08-31-2025[8]	13.30	0.16	1.04	1.20	(0.12)	—	(0.12)	14.38	9.04[9]	0.28[7]	0.15[7]	1.73[7]	164	21
12-31-2024	12.48	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.30	9.74	0.27	0.15	2.52	160	14
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Annualized.
[8] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[9] Not annualized.
|	22

Financial highlights
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
02-28-2026[6]	13.04	0.22	0.63	0.85	(0.24)	(0.49)	(0.73)	13.16	6.67	0.69[7]	0.58[7]	2.76[7]	623	8
08-31-2025[8]	12.26	0.18	0.74	0.92	(0.14)	—	(0.14)	13.04	7.52[9]	0.70[7]	0.58[7]	2.19[7]	624	18
12-31-2024	11.80	0.35	0.49	0.84	(0.36)	(0.02)	(0.38)	12.26	7.18	0.68	0.58	2.88	629	14
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
Class C
02-28-2026[6]	13.11	0.17	0.64	0.81	(0.19)	(0.49)	(0.68)	13.24	6.34	1.39[7]	1.28[7]	2.03[7]	17	8
08-31-2025[8]	12.35	0.13	0.72	0.85	(0.09)	—	(0.09)	13.11	7.03[9]	1.40[7]	1.29[7]	1.48[7]	19	18
12-31-2024	11.88	0.26	0.51	0.77	(0.28)	(0.02)	(0.30)	12.35	6.40	1.38	1.29	2.11	23	14
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
Class I
02-28-2026[6]	12.93	0.23	0.63	0.86	(0.26)	(0.49)	(0.75)	13.04	6.81	0.39[7]	0.28[7]	3.08[7]	20	8
08-31-2025[8]	12.15	0.20	0.74	0.94	(0.16)	—	(0.16)	12.93	7.75[9]	0.40[7]	0.28[7]	2.49[7]	21	18
12-31-2024	11.69	0.39	0.49	0.88	(0.40)	(0.02)	(0.42)	12.15	7.57	0.38	0.28	3.24	18	14
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
Class R2
02-28-2026[6]	12.98	0.21	0.63	0.84	(0.23)	(0.49)	(0.72)	13.10	6.64	0.79[7]	0.67[7]	2.67[7]	6	8
08-31-2025[8]	12.21	0.18	0.72	0.90	(0.13)	—	(0.13)	12.98	7.43[9]	0.78[7]	0.67[7]	2.11[7]	7	18
12-31-2024	11.75	0.34	0.49	0.83	(0.35)	(0.02)	(0.37)	12.21	7.12	0.77	0.68	2.76	7	14
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
Class R4
02-28-2026[6]	12.93	0.22	0.64	0.86	(0.25)	(0.49)	(0.74)	13.05	6.81	0.64[7]	0.42[7]	2.91[7]	1	8
08-31-2025[8]	12.16	0.21	0.71	0.92	(0.15)	—	(0.15)	12.93	7.59[9]	0.63[7]	0.42[7]	2.33[7]	1	18
12-31-2024	11.71	0.35	0.51	0.86	(0.39)	(0.02)	(0.41)	12.16	7.34	0.62	0.42	2.89	1	14
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
Class R5
02-28-2026[6]	12.94	0.25	0.61	0.86	(0.26)	(0.49)	(0.75)	13.05	6.83	0.34[7]	0.22[7]	3.36[7]	6	8
08-31-2025[8]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[9]	0.34[7]	0.23[7]	2.55[7]	12	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.62	0.33	0.23	3.24	11	14
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
Class R6
02-28-2026[6]	12.90	0.24	0.62	0.86	(0.26)	(0.49)	(0.75)	13.01	6.88	0.29[7]	0.17[7]	3.11[7]	56	8
08-31-2025[8]	12.13	0.21	0.72	0.93	(0.16)	—	(0.16)	12.90	7.74[9]	0.29[7]	0.18[7]	2.63[7]	51	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.69	0.28	0.18	3.33	39	14
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
23	|

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
02-28-2026[6]	12.94	0.24	0.62	0.86	(0.26)	(0.49)	(0.75)	13.05	6.83	0.34[7]	0.22[7]	3.11[7]	1,271	8
08-31-2025[8]	12.16	0.21	0.73	0.94	(0.16)	—	(0.16)	12.94	7.78[9]	0.33[7]	0.22[7]	2.55[7]	1,305	18
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.63	0.32	0.22	3.24	1,359	14
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
Class 5
02-28-2026[6]	12.91	0.24	0.62	0.86	(0.26)	(0.49)	(0.75)	13.02	6.88	0.29[7]	0.17[7]	3.17[7]	56	8
08-31-2025[8]	12.13	0.22	0.72	0.94	(0.16)	—	(0.16)	12.91	7.83[9]	0.28[7]	0.17[7]	2.61[7]	55	18
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.70	0.27	0.17	3.30	53	14
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Annualized.
[8] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[9] Not annualized.
|	24

Financial highlights
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
02-28-2026[6]	12.30	0.23	0.34	0.57	(0.26)	(0.02)	(0.28)	12.59	4.65	0.71[7]	0.61[7]	3.49[7]	553	7
08-31-2025[8]	11.75	0.25	0.49	0.74	(0.19)	—	(0.19)	12.30	6.35[9]	0.71[7]	0.62[7]	3.17[7]	568	15
12-31-2024	11.55	0.43	0.22	0.65	(0.44)	(0.01)	(0.45)	11.75	5.64	0.71	0.61	3.61	584	16
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[10]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
Class C
02-28-2026[6]	12.29	0.19	0.32	0.51	(0.21)	(0.02)	(0.23)	12.57	4.21	1.41[7]	1.31[7]	2.78[7]	13	7
08-31-2025[8]	11.75	0.20	0.49	0.69	(0.15)	—	(0.15)	12.29	5.90[9]	1.41[7]	1.32[7]	2.47[7]	15	15
12-31-2024	11.55	0.34	0.22	0.56	(0.35)	(0.01)	(0.36)	11.75	4.90	1.41	1.32	2.85	16	16
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[10]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
Class I
02-28-2026[6]	12.28	0.25	0.33	0.58	(0.27)	(0.02)	(0.29)	12.57	4.73	0.41[7]	0.31[7]	3.82[7]	15	7
08-31-2025[8]	11.73	0.27	0.49	0.76	(0.21)	—	(0.21)	12.28	6.52[9]	0.41[7]	0.32[7]	3.48[7]	12	15
12-31-2024	11.52	0.46	0.23	0.69	(0.47)	(0.01)	(0.48)	11.73	6.05	0.41	0.31	3.91	10	16
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[10]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
Class R2
02-28-2026[6]	12.28	0.23	0.32	0.55	(0.25)	(0.02)	(0.27)	12.56	4.62	0.79[7]	0.69[7]	3.45[7]	4	7
08-31-2025[8]	11.73	0.25	0.49	0.74	(0.19)	—	(0.19)	12.28	6.24[9]	0.78[7]	0.68[7]	3.11[7]	5	15
12-31-2024	11.52	0.41	0.24	0.65	(0.43)	(0.01)	(0.44)	11.73	5.68	0.77	0.68	3.51	5	16
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[10]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
Class R4
02-28-2026[6]	12.27	0.24	0.32	0.56	(0.26)	(0.02)	(0.28)	12.55	4.66	0.65[7]	0.46[7]	3.62[7]	2	7
08-31-2025[8]	11.72	0.27	0.48	0.75	(0.20)	—	(0.20)	12.27	6.45[9]	0.65[7]	0.46[7]	3.32[7]	2	15
12-31-2024	11.51	0.45	0.23	0.68	(0.46)	(0.01)	(0.47)	11.72	5.91	0.65	0.46	3.86	2	16
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[10]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
Class R5
02-28-2026[6]	12.28	0.26	0.32	0.58	(0.28)	(0.02)	(0.30)	12.56	4.76	0.35[7]	0.26[7]	4.02[7]	2	7
08-31-2025[8]	11.72	0.28	0.49	0.77	(0.21)	—	(0.21)	12.28	6.65[9]	0.35[7]	0.25[7]	3.54[7]	1	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.03	0.35	0.26	3.98	1	16
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[10]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
Class R6
02-28-2026[6]	12.27	0.26	0.32	0.58	(0.28)	(0.02)	(0.30)	12.55	4.79	0.30[7]	0.21[7]	3.88[7]	30	7
08-31-2025[8]	11.71	0.28	0.49	0.77	(0.21)	—	(0.21)	12.27	6.67[9]	0.30[7]	0.21[7]	3.59[7]	29	15
12-31-2024	11.51	0.48	0.21	0.69	(0.48)	(0.01)	(0.49)	11.71	6.08	0.30	0.21	4.10	27	16
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[10]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
25	|

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
02-28-2026[6]	12.27	0.25	0.34	0.59	(0.28)	(0.02)	(0.30)	12.56	4.85	0.35[7]	0.25[7]	3.85[7]	919	7
08-31-2025[8]	11.72	0.28	0.48	0.76	(0.21)	—	(0.21)	12.27	6.56[9]	0.35[7]	0.26[7]	3.54[7]	952	15
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.12	0.34	0.25	3.98	968	16
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[10]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-28-26. Unaudited.
[7] Annualized.
[8] For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
[9] Not annualized.
[10] Less than $0.005 per share.
|	26

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,364,074,005	$3,364,074,005	—	—
Common stocks	123,743	18,262	$17,581	$87,900
U.S. Government and Agency obligations	20,137,416	—	20,137,416	—
Warrants	3,799	2,994	805	—
Rights	—	—	—	—
Short-term investments	35,716	35,716	—	—
Total investments in securities	$3,384,374,679	$3,364,130,977	$20,155,802	$87,900

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,512,027,493	$8,512,027,493	—	—
Common stocks	274,123	38,461	$36,967	$198,695
U.S. Government and Agency obligations	225,125,358	—	225,125,358	—
Warrants	8,006	6,305	1,701	—
Rights	—	—	—	—
Short-term investments	101,446	101,446	—	—
Total investments in securities	$8,737,536,426	$8,512,173,705	$225,164,026	$198,695

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,087,608,270	$7,087,608,270	—	—
Common stocks	157,237	18,318	$17,629	$121,290
U.S. Government and Agency obligations	360,807,053	—	360,807,053	—
Warrants	3,825	3,004	821	—
Rights	—	—	—	—
Short-term investments	11,265,848	11,265,848	—	—
Total investments in securities	$7,459,842,233	$7,098,895,440	$360,825,503	$121,290

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$1,920,050,106	$1,920,050,106	—	—
Common stocks	28,394	3,950	$3,805	$20,639
U.S. Government and Agency obligations	135,454,333	—	135,454,333	—
Warrants	819	648	171	—
Rights	—	—	—	—
Short-term investments	3,123,050	3,123,050	—	—
Total investments in securities	$2,058,656,702	$1,923,177,754	$135,458,309	$20,639

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,384,568,210	$1,384,568,210	—	—
U.S. Government and Agency obligations	152,541,677	—	$152,541,677	—
Short-term investments	29,088	29,088	—	—
Total investments in securities	$1,537,138,975	$1,384,597,298	$152,541,677	—
Level 3 includes  securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2026, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2026 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$8,073
Multimanager Lifestyle Growth Portfolio	21,668
Multimanager Lifestyle Balanced Portfolio	18,918
Multimanager Lifestyle Moderate Portfolio	5,330
Multimanager Lifestyle Conservative Portfolio	4,007
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$1,997,713	$25,152,237
As of August 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2026, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,497,438,305	$894,373,956	$(7,437,582)	$886,936,374
Multimanager Lifestyle Growth Portfolio	6,868,294,331	1,914,259,019	(45,016,924)	1,869,242,095
Multimanager Lifestyle Balanced Portfolio	6,376,807,762	1,171,775,946	(88,741,475)	1,083,034,471
Multimanager Lifestyle Moderate Portfolio	1,915,451,607	185,683,107	(42,478,012)	143,205,095
Multimanager Lifestyle Conservative Portfolio	1,546,183,242	32,262,110	(41,306,377)	(9,044,267)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the six months ended February 28, 2026, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$553,693	$25,813	$8,338	$11,322	$1,236	$3,779	$69,905	$2,280,807	—	$2,954,893
Multimanager Lifestyle Growth Portfolio	1,552,631	57,316	24,532	19,003	2,372	5,776	118,412	4,818,624	$348,980	6,947,646
Multimanager Lifestyle Balanced Portfolio	1,178,937	28,005	22,334	8,868	2,501	6,273	96,840	3,580,375	115,008	5,039,141
Multimanager Lifestyle Moderate Portfolio	361,301	10,470	12,197	3,751	298	6,145	30,138	746,817	31,954	1,203,071
Multimanager Lifestyle Conservative Portfolio	261,465	6,534	6,775	2,197	1,113	612	14,089	439,602	—	732,387
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.11%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2026:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$686
Multimanager Lifestyle Growth Portfolio	1,461
Multimanager Lifestyle Balanced Portfolio	1,823
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$255
Multimanager Lifestyle Conservative Portfolio	1,180

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2026:
Portfolio	Total net sales charges	Retained for printing prospectus, advertising and sales literature	Sales commission to unrelated broker-dealers
Multimanager Lifestyle Aggressive Portfolio	$59,875	$6,021	$53,854
Multimanager Lifestyle Growth Portfolio	152,302	17,550	134,752
Multimanager Lifestyle Balanced Portfolio	84,384	9,929	74,455
Multimanager Lifestyle Moderate Portfolio	38,018	2,635	35,383
Multimanager Lifestyle Conservative Portfolio	27,818	3,090	24,728
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$2,614	$1,853
Multimanager Lifestyle Growth Portfolio	11,730	3,905
Multimanager Lifestyle Balanced Portfolio	3,928	1,868
Multimanager Lifestyle Moderate Portfolio	1,427	1,396
Multimanager Lifestyle Conservative Portfolio	5,145	641
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$921,274	$334,147
	Class C	143,314	15,594
	Class I	—	5,033
	Class R2	31,405	325
	Class R4	2,395	36
	Class R5	1,044	108
	Class R6	—	2,012
	Class 1	632,663	—
	Total	$1,732,095	$357,255
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Growth Portfolio	Class A	$2,868,060	$1,040,223
	Class C	353,056	38,411
	Class I	—	16,429
	Class R2	57,991	607
	Class R4	5,090	76
	Class R5	1,777	184
	Class R6	—	3,784
	Class 1	1,483,926	—
	Total	$4,769,900	$1,099,714
Multimanager Lifestyle Balanced Portfolio	Class A	$2,577,724	$934,915
	Class C	204,220	22,214
	Class I	—	17,700
	Class R2	32,276	333
	Class R4	6,348	95
	Class R5	2,237	238
	Class R6	—	3,655
	Class 1	1,304,895	—
	Total	$4,127,700	$979,150
Multimanager Lifestyle Moderate Portfolio	Class A	$927,565	$336,404
	Class C	89,643	9,750
	Class I	—	11,359
	Class R2	15,999	165
	Class R4	893	13
	Class R5	2,621	271
	Class R6	—	1,336
	Class 1	319,585	—
	Total	$1,356,306	$359,298
Multimanager Lifestyle Conservative Portfolio	Class A	$830,953	$301,342
	Class C	69,254	7,534
	Class I	—	7,804
	Class R2	11,282	120
	Class R4	4,132	61
	Class R5	319	34
	Class R6	—	775
	Class 1	232,837	—
	Total	$1,148,777	$317,670
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 28, 2026, period ended August 31, 2025 and the year ended December 31, 2024 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,238,744	$20,061,524	1,287,202	$19,195,087	2,028,051	$28,999,360
Distributions reinvested	5,334,605	79,752,347	—	—	1,004,231	14,661,793
Repurchased	(2,859,008)	(46,334,630)	(3,503,225)	(52,402,153)	(5,858,632)	(84,017,931)
Net increase (decrease)	3,714,341	$53,479,241	(2,216,023)	$(33,207,066)	(2,826,350)	$(40,356,778)
Class C shares
Sold	115,554	$1,862,568	181,107	$2,686,351	289,141	$4,149,703
Distributions reinvested	240,599	3,604,167	—	—	39,072	572,008
Repurchased	(338,363)	(5,370,331)	(446,521)	(6,642,621)	(813,981)	(11,593,084)
Net increase (decrease)	17,790	$96,404	(265,414)	$(3,956,270)	(485,768)	$(6,871,373)
33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class I shares
Sold	214,544	$3,462,098	116,068	$1,720,279	201,223	$2,857,001
Distributions reinvested	68,766	1,022,554	—	—	12,562	182,526
Repurchased	(155,383)	(2,511,616)	(129,376)	(1,898,827)	(253,641)	(3,629,332)
Net increase (decrease)	127,927	$1,973,036	(13,308)	$(178,548)	(39,856)	$(589,805)
Class R2 shares
Sold	45,839	$743,280	56,070	$817,786	116,219	$1,643,196
Distributions reinvested	112,821	1,662,985	—	—	23,720	342,043
Repurchased	(144,203)	(2,296,201)	(205,751)	(3,070,007)	(154,704)	(2,222,029)
Net increase (decrease)	14,457	$110,064	(149,681)	$(2,252,221)	(14,765)	$(236,790)
Class R4 shares
Sold	13,959	$228,209	17,775	$265,022	6,530	$92,123
Distributions reinvested	12,083	179,077	—	—	2,153	31,197
Repurchased	(23,800)	(388,786)	(9,808)	(143,037)	(26,208)	(380,128)
Net increase (decrease)	2,242	$18,500	7,967	$121,985	(17,525)	$(256,808)
Class R5 shares
Sold	34,532	$545,692	15,228	$227,069	29,337	$420,784
Distributions reinvested	36,974	550,547	—	—	8,367	121,744
Repurchased	(82,971)	(1,338,840)	(27,717)	(405,048)	(62,718)	(879,655)
Net decrease	(11,465)	$(242,601)	(12,489)	$(177,979)	(25,014)	$(337,127)
Class R6 shares
Sold	520,594	$8,344,755	851,944	$12,736,895	1,302,777	$18,674,660
Distributions reinvested	623,248	9,267,696	—	—	125,047	1,816,939
Repurchased	(688,328)	(10,892,805)	(916,664)	(13,835,878)	(2,128,562)	(30,231,171)
Net increase (decrease)	455,514	$6,719,646	(64,720)	$(1,098,983)	(700,738)	$(9,739,572)
Class 1 shares
Sold	873,257	$13,793,134	709,912	$10,534,895	1,484,458	$21,474,370
Distributions reinvested	22,812,932	338,087,650	—	—	5,048,887	73,158,368
Repurchased	(13,416,919)	(216,360,919)	(16,680,052)	(248,764,855)	(23,338,031)	(332,771,213)
Net increase (decrease)	10,269,270	$135,519,865	(15,970,140)	$(238,229,960)	(16,804,686)	$(238,138,475)
Total net increase (decrease)	14,590,076	$197,674,155	(18,683,808)	$(278,979,042)	(20,914,702)	$(296,526,728)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Growth Portfolio	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,881,421	$44,741,474	3,654,814	$52,858,906	7,136,332	$99,198,189
Distributions reinvested	15,357,344	222,527,917	—	—	3,225,188	45,571,918
Repurchased	(8,437,611)	(131,515,094)	(13,078,192)	(188,851,908)	(20,426,259)	(284,584,603)
Net increase (decrease)	9,801,154	$135,754,297	(9,423,378)	$(135,993,002)	(10,064,739)	$(139,814,496)
Class C shares
Sold	198,421	$3,083,795	333,419	$4,799,813	521,058	$7,205,262
Distributions reinvested	537,780	7,792,427	—	—	99,242	1,402,290
Repurchased	(768,621)	(11,930,841)	(1,125,521)	(16,205,960)	(2,218,178)	(30,632,270)
Net decrease	(32,420)	$(1,054,619)	(792,102)	$(11,406,147)	(1,597,878)	$(22,024,718)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class I shares
Sold	336,373	$5,175,079	644,600	$9,228,058	878,639	$12,243,935
Distributions reinvested	252,106	3,617,725	—	—	53,457	748,400
Repurchased	(379,626)	(5,825,441)	(703,327)	(10,093,620)	(1,150,488)	(16,052,062)
Net increase (decrease)	208,853	$2,967,363	(58,727)	$(865,562)	(218,392)	$(3,059,727)
Class R2 shares
Sold	69,106	$1,072,228	76,379	$1,095,469	120,018	$1,641,539
Distributions reinvested	194,557	2,780,219	—	—	39,423	549,957
Repurchased	(74,173)	(1,160,204)	(207,585)	(2,971,546)	(604,283)	(8,497,021)
Net increase (decrease)	189,490	$2,692,243	(131,206)	$(1,876,077)	(444,842)	$(6,305,525)
Class R4 shares
Sold	11,700	$185,177	9,003	$130,918	29,535	$409,758
Distributions reinvested	24,606	355,807	—	—	7,294	102,848
Repurchased	(15,574)	(238,791)	(104,551)	(1,468,560)	(14,967)	(215,272)
Net increase (decrease)	20,732	$302,193	(95,548)	$(1,337,642)	21,862	$297,334
Class R5 shares
Sold	17,404	$269,599	26,151	$381,282	266,725	$3,838,959
Distributions reinvested	61,647	895,734	—	—	15,757	223,114
Repurchased	(133,647)	(2,021,682)	(111,413)	(1,599,961)	(197,505)	(2,813,919)
Net increase (decrease)	(54,596)	$(856,349)	(85,262)	$(1,218,679)	84,977	$1,248,154
Class R6 shares
Sold	988,116	$15,156,759	1,630,353	$23,457,562	2,627,085	$36,823,881
Distributions reinvested	1,029,846	14,809,182	—	—	239,636	3,359,700
Repurchased	(1,818,866)	(27,723,238)	(1,948,189)	(28,170,022)	(3,249,691)	(45,385,065)
Net increase (decrease)	199,096	$2,242,703	(317,836)	$(4,712,460)	(382,970)	$(5,201,484)
Class 1 shares
Sold	332,013	$5,227,640	477,336	$6,844,615	1,023,771	$14,228,010
Distributions reinvested	49,845,302	716,775,440	—	—	12,252,212	171,776,011
Repurchased	(35,659,101)	(551,271,142)	(44,389,123)	(641,850,096)	(61,089,867)	(847,031,124)
Net increase (decrease)	14,518,214	$170,731,938	(43,911,787)	$(635,005,481)	(47,813,884)	$(661,027,103)
Class 5 shares
Sold	158,166	$2,474,718	299,823	$4,202,806	639,267	$8,931,803
Distributions reinvested	3,673,929	52,684,142	—	—	823,525	11,521,115
Repurchased	(983,450)	(15,193,176)	(1,469,098)	(21,361,007)	(2,162,705)	(29,968,890)
Net increase (decrease)	2,848,645	$39,965,684	(1,169,275)	$(17,158,201)	(699,913)	$(9,515,972)
Total net increase (decrease)	27,699,168	$352,745,453	(55,985,121)	$(809,573,251)	(61,115,779)	$(845,403,537)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	2,477,654	$36,087,536	3,166,329	$43,579,848	6,150,219	$81,987,939
Distributions reinvested	11,168,206	154,719,853	774,009	10,676,104	3,212,142	43,206,841
Repurchased	(8,865,279)	(129,044,578)	(14,101,313)	(193,659,458)	(22,082,866)	(293,248,712)
Net increase (decrease)	4,780,581	$61,762,811	(10,160,975)	$(139,403,506)	(12,720,505)	$(168,053,932)
35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Balanced Portfolio , Cont’d	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares
Sold	122,822	$1,798,447	250,032	$3,417,600	304,152	$4,022,280
Distributions reinvested	253,387	3,503,761	9,370	129,347	66,837	898,547
Repurchased	(526,256)	(7,669,400)	(879,037)	(12,003,778)	(1,783,209)	(23,626,782)
Net decrease	(150,047)	$(2,367,192)	(619,635)	$(8,456,831)	(1,412,220)	$(18,705,955)
Class I shares
Sold	461,154	$6,612,562	834,210	$11,359,462	972,726	$12,788,481
Distributions reinvested	203,691	2,792,623	15,151	207,038	54,352	724,089
Repurchased	(468,449)	(6,748,217)	(656,627)	(8,943,513)	(1,252,906)	(16,475,854)
Net increase (decrease)	196,396	$2,656,968	192,734	$2,622,987	(225,828)	$(2,963,284)
Class R2 shares
Sold	43,911	$632,026	74,971	$1,015,530	125,224	$1,645,060
Distributions reinvested	82,479	1,131,294	6,653	90,952	31,214	416,153
Repurchased	(214,887)	(3,139,794)	(313,078)	(4,282,376)	(564,929)	(7,556,840)
Net decrease	(88,497)	$(1,376,474)	(231,454)	$(3,175,894)	(408,491)	$(5,495,627)
Class R4 shares
Sold	4,186	$61,064	11,751	$160,984	30,431	$404,663
Distributions reinvested	24,040	331,939	1,848	25,381	9,824	131,641
Repurchased	(22,827)	(333,076)	(126,606)	(1,704,850)	(78,415)	(1,037,440)
Net increase (decrease)	5,399	$59,927	(113,007)	$(1,518,485)	(38,160)	$(501,136)
Class R5 shares
Sold	168,372	$2,473,358	31,232	$429,199	62,272	$823,473
Distributions reinvested	65,226	903,076	4,332	59,712	22,597	303,490
Repurchased	(44,369)	(629,228)	(250,715)	(3,401,501)	(273,920)	(3,707,259)
Net increase (decrease)	189,229	$2,747,206	(215,151)	$(2,912,590)	(189,051)	$(2,580,296)
Class R6 shares
Sold	642,346	$9,163,633	1,814,535	$24,587,627	2,031,651	$26,913,221
Distributions reinvested	829,488	11,365,959	74,997	1,023,510	258,425	3,440,212
Repurchased	(1,902,690)	(27,070,785)	(2,183,837)	(29,856,940)	(2,622,494)	(34,747,029)
Net decrease	(430,856)	$(6,541,193)	(294,305)	$(4,245,803)	(332,418)	$(4,393,596)
Class 1 shares
Sold	785,810	$11,411,042	1,118,797	$15,186,147	1,803,688	$23,690,323
Distributions reinvested	35,437,593	485,574,908	3,152,438	42,992,337	11,916,755	158,519,880
Repurchased	(30,608,136)	(441,157,007)	(42,569,996)	(579,027,322)	(59,349,178)	(782,325,123)
Net increase (decrease)	5,615,267	$55,828,943	(38,298,761)	$(520,848,838)	(45,628,735)	$(600,114,920)
Class 5 shares
Sold	230,589	$3,339,720	197,254	$2,641,673	370,919	$4,876,072
Distributions reinvested	1,148,854	15,752,954	99,566	1,359,417	354,119	4,714,451
Repurchased	(546,217)	(7,876,233)	(872,456)	(11,976,535)	(1,290,152)	(17,052,390)
Net increase (decrease)	833,226	$11,216,441	(575,636)	$(7,975,445)	(565,114)	$(7,461,867)
Total net increase (decrease)	10,950,698	$123,987,437	(50,316,190)	$(685,914,405)	(61,520,522)	$(810,270,613)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,285,266	$16,896,496	1,592,681	$19,881,094	3,506,560	$43,013,750
Distributions reinvested	2,564,667	32,883,975	522,514	6,559,414	1,579,681	19,426,917
Repurchased	(4,390,812)	(57,710,588)	(5,498,427)	(68,741,764)	(10,490,706)	(128,166,542)
Net decrease	(540,879)	$(7,930,117)	(3,383,232)	$(42,301,256)	(5,404,465)	$(65,725,875)
Class C shares
Sold	68,966	$913,623	93,253	$1,173,872	240,582	$2,937,387
Distributions reinvested	68,962	889,870	11,791	149,098	47,454	587,140
Repurchased	(335,924)	(4,453,762)	(468,552)	(5,883,332)	(935,087)	(11,485,874)
Net decrease	(197,996)	$(2,650,269)	(363,508)	$(4,560,362)	(647,051)	$(7,961,347)
Class I shares
Sold	153,660	$1,999,787	440,027	$5,454,653	993,599	$12,036,293
Distributions reinvested	85,930	1,091,692	16,464	204,927	47,535	579,568
Repurchased	(286,524)	(3,710,431)	(331,889)	(4,112,982)	(807,165)	(9,871,455)
Net increase (decrease)	(46,934)	$(618,952)	124,602	$1,546,598	233,969	$2,744,406
Class R2 shares
Sold	11,325	$148,216	27,145	$340,221	39,868	$483,239
Distributions reinvested	27,008	345,042	6,049	75,628	18,658	228,395
Repurchased	(119,023)	(1,559,146)	(60,343)	(759,746)	(154,473)	(1,919,492)
Net decrease	(80,690)	$(1,065,888)	(27,149)	$(343,897)	(95,947)	$(1,207,858)
Class R4 shares
Sold	880	$11,512	2,368	$29,352	10,217	$123,636
Distributions reinvested	2,241	28,490	470	5,852	2,253	27,426
Repurchased	(870)	(11,457)	(22,712)	(275,701)	(43,152)	(529,143)
Net increase (decrease)	2,251	$28,545	(19,874)	$(240,497)	(30,682)	$(378,081)
Class R5 shares
Sold	48,032	$627,455	83,329	$1,023,690	148,151	$1,805,314
Distributions reinvested	53,869	685,020	11,842	147,507	33,223	405,113
Repurchased	(564,940)	(7,275,781)	(120,650)	(1,505,176)	(283,462)	(3,426,645)
Net decrease	(463,039)	$(5,963,306)	(25,479)	$(333,979)	(102,088)	$(1,216,218)
Class R6 shares
Sold	816,270	$10,510,392	1,406,465	$17,361,157	1,092,783	$13,300,360
Distributions reinvested	179,732	2,278,764	41,821	519,117	90,285	1,098,409
Repurchased	(610,026)	(7,889,919)	(734,972)	(9,087,210)	(1,158,973)	(14,063,628)
Net increase	385,976	$4,899,237	713,314	$8,793,064	24,095	$335,141
Class 1 shares
Sold	711,141	$9,307,051	953,549	$11,783,115	2,420,703	$29,789,749
Distributions reinvested	5,690,460	72,367,630	1,348,060	16,777,393	3,983,075	48,579,811
Repurchased	(9,842,454)	(128,298,021)	(13,208,753)	(164,285,460)	(19,003,849)	(229,978,639)
Net decrease	(3,440,853)	$(46,623,340)	(10,907,144)	$(135,724,952)	(12,600,071)	$(151,609,079)
Class 5 shares
Sold	105,243	$1,374,085	160,337	$1,989,078	189,162	$2,263,592
Distributions reinvested	246,353	3,125,386	56,674	703,512	158,430	1,927,507
Repurchased	(296,323)	(3,857,311)	(370,991)	(4,607,827)	(663,895)	(8,028,490)
Net increase (decrease)	55,273	$642,160	(153,980)	$(1,915,237)	(316,303)	$(3,837,391)
Total net decrease	(4,326,891)	$(59,281,930)	(14,042,450)	$(175,080,518)	(18,938,543)	$(228,856,302)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.

37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 12-31-24
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,402,817	$17,434,264	2,537,159	$30,147,327	5,329,076	$62,804,121
Distributions reinvested	958,801	11,837,486	727,106	8,704,775	1,841,294	21,710,533
Repurchased	(4,614,877)	(57,321,414)	(6,759,588)	(80,736,158)	(13,146,794)	(154,655,074)
Net decrease	(2,253,259)	$(28,049,664)	(3,495,323)	$(41,884,056)	(5,976,424)	$(70,140,420)
Class C shares
Sold	34,118	$424,236	102,749	$1,225,213	99,784	$1,170,560
Distributions reinvested	20,924	258,326	15,509	185,711	45,952	541,629
Repurchased	(190,445)	(2,366,784)	(298,369)	(3,555,933)	(721,008)	(8,461,741)
Net decrease	(135,403)	$(1,684,222)	(180,111)	$(2,145,009)	(575,272)	$(6,749,552)
Class I shares
Sold	372,009	$4,616,280	408,879	$4,899,006	369,386	$4,334,547
Distributions reinvested	24,866	306,408	14,533	173,557	35,495	417,605
Repurchased	(213,281)	(2,652,767)	(333,449)	(3,977,730)	(517,183)	(6,073,348)
Net increase (decrease)	183,594	$2,269,921	89,963	$1,094,833	(112,302)	$(1,321,196)
Class R2 shares
Sold	9,510	$117,843	19,081	$227,246	33,358	$390,768
Distributions reinvested	8,633	106,380	6,582	78,642	17,123	201,480
Repurchased	(134,221)	(1,665,370)	(38,111)	(452,925)	(199,673)	(2,346,609)
Net decrease	(116,078)	$(1,441,147)	(12,448)	$(147,037)	(149,192)	$(1,754,361)
Class R4 shares
Sold	4,962	$61,468	50,769	$618,168	34,567	$402,779
Distributions reinvested	4,419	54,405	2,570	30,683	6,426	75,564
Repurchased	(19,805)	(246,133)	(21,205)	(252,943)	(3,106)	(37,077)
Net increase (decrease)	(10,424)	$(130,260)	32,134	$395,908	37,887	$441,266
Class R5 shares
Sold	64,119	$799,256	9,416	$112,305	92,456	$1,094,792
Distributions reinvested	2,771	34,117	1,706	20,370	4,767	56,236
Repurchased	(39,536)	(490,970)	(17,140)	(202,794)	(132,104)	(1,565,911)
Net increase (decrease)	27,354	$342,403	(6,018)	$(70,119)	(34,881)	$(414,883)
Class R6 shares
Sold	377,138	$4,666,478	493,465	$5,868,527	1,198,596	$14,105,286
Distributions reinvested	40,706	500,930	31,601	377,038	61,361	721,100
Repurchased	(384,355)	(4,772,661)	(505,316)	(6,012,410)	(1,088,569)	(12,757,953)
Net increase	33,489	$394,747	19,750	$233,155	171,388	$2,068,433
Class 1 shares
Sold	1,064,566	$13,185,465	2,169,376	$25,825,530	3,524,993	$41,317,302
Distributions reinvested	1,828,649	22,514,447	1,412,950	16,863,406	3,497,679	41,123,493
Repurchased	(7,258,337)	(89,977,939)	(8,621,102)	(102,736,385)	(15,214,866)	(178,662,228)
Net decrease	(4,365,122)	$(54,278,027)	(5,038,776)	$(60,047,449)	(8,192,194)	$(96,221,433)
Total net decrease	(6,635,849)	$(82,576,249)	(8,590,829)	$(102,569,774)	(14,830,990)	$(174,092,146)

[1]	For the eight-month period ended 8-31-25. The portfolio changed its fiscal year end from December 31 to August 31.
Affiliates of the Trust owned shares of the following classes of the portfolios on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

Portfolio	Class	% by Class
Multimanager Lifestyle Growth Portfolio	Class R6	2%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2026:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$2,445,810	$292,345,462	$3,244,534	$302,358,534
Multimanager Lifestyle Growth Portfolio	44,310,161	651,399,669	41,627,038	797,825,288
Multimanager Lifestyle Balanced Portfolio	66,301,976	492,162,338	68,062,175	657,016,671
Multimanager Lifestyle Moderate Portfolio	23,820,760	133,622,776	25,767,936	216,276,747
Multimanager Lifestyle Conservative Portfolio	25,399,311	82,521,883	29,517,122	148,034,230
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 28, 2026, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF II Mid Value Fund	17.4%
	JHF Diversified Real Assets Fund	16.6%
	JHF II Capital Appreciation Value	12.1%
	JHF Emerging Markets Equity Fund	12.1%
	JHF Mid Cap Growth Fund	11.9%
	JHF Small Cap Core Fund	7.3%
	JHF II International Strategic Equity Allocation Fund	7.2%
	JHF International Dynamic Growth Fund	7.1%
	JHF II Blue Chip Growth Fund	6.8%
Multimanager Lifestyle Growth Portfolio
	JHF II Mid Value Fund	36.6%
	JHF Diversified Real Assets Fund	33.7%
	JHF II Capital Appreciation Value	25.9%
	JHF II Global Equity Fund	25.5%
	JHF Mid Cap Growth Fund	25.1%
	JHF Emerging Markets Equity Fund	23.0%
	JHF II International Strategic Equity Allocation Fund	16.2%
	JHF II Blue Chip Growth Fund	15.8%
	JHF International Dynamic Growth Fund	15.2%
	JHF Small Cap Core Fund	14.7%
	JHF II Floating Rate Income Fund	13.4%
	JHF Disciplined Value International Fund	11.3%
	JHF II Emerging Markets Debt Fund	10.0%
	JHF Fundamental Large Cap Core Fund	8.5%
	JHF Short Duration Bond Fund	8.4%
	JHF II Strategic Income Opportunities Fund	8.2%
	JHF II U.S. Sector Rotation Fund	7.9%
	JHF High Yield Fund	7.3%
	JHF III Disciplined Value Fund	5.4%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.1%
	JHF II Capital Appreciation Value	27.8%
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF II Mid Value Fund	24.1%
	JHF II Floating Rate Income Fund	23.0%
	JHF Diversified Real Assets Fund	21.3%
	JHF II Global Equity Fund	20.5%
	JHF II Strategic Income Opportunities Fund	18.9%
	JHF II Emerging Markets Debt Fund	16.7%
	JHF II Core Bond Fund	16.1%
	JHF Short Duration Bond Fund	16.0%
	JHF Mid Cap Growth Fund	15.8%
	JHF Emerging Markets Equity Fund	13.5%
	JHF High Yield Fund	12.6%
	JHF International Dynamic Growth Fund	9.8%
	JHF II International Strategic Equity Allocation Fund	9.2%
	JHF II Blue Chip Growth Fund	9.0%
	JHF Small Cap Core Fund	8.7%
	JHF II U.S. Sector Rotation Fund	8.5%
	JHF Disciplined Value International Fund	7.1%
	JHF Diversified Macro Fund	5.7%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	26.9%
	JHF II Core Bond Fund	12.5%
	JHF II Floating Rate Income Fund	9.6%
	JHF Short Duration Bond Fund	7.5%
	JHF II Emerging Markets Debt Fund	6.9%
	JHF II Capital Appreciation Value	6.7%
	JHF II Strategic Income Opportunities Fund	6.2%
	JHF High Yield Fund	5.4%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	26.7%
	JHF II Core Bond Fund	13.6%
	JHF II Floating Rate Income Fund	9.5%
	JHF Short Duration Bond Fund	7.8%
	JHF II Emerging Markets Debt Fund	6.7%
	JHF II Strategic Income Opportunities Fund	5.7%
	JHF High Yield Fund	5.5%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	6,101,711	$385,700,595	$38,877,538	$(9,625,807)	$7,436,362	$(45,852,072)	—	$33,989,037	$376,536,616
Capital Appreciation Value	15,321,060	134,996,120	18,287,876	(4,960,308)	104,456	(15,900,972)	$2,413,585	15,874,292	132,527,172
Disciplined Value	17,091,898	429,787,040	31,767,106	(34,789,271)	7,724,631	22,206,019	3,945,136	23,813,701	456,695,525
Disciplined Value International	17,838,799	297,357,638	25,200,522	(28,746,201)	7,435,522	33,943,558	7,216,549	17,983,973	335,191,039
Diversified Macro	1,734,732	24,445,280	62,265	(9,830,506)	(930,211)	1,779,019	62,266	—	15,525,847
Diversified Real Assets	8,458,861	123,777,554	19,580,314	(35,541,892)	8,356,506	3,182,049	4,482,783	15,097,531	119,354,531
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Debt	2,067,024	$15,839,989	$1,259,232	$(585,624)	$37,599	$563,766	$470,283	—	$17,114,962
Emerging Markets Equity	12,305,926	142,762,793	3,020,112	(17,363,004)	3,790,610	20,013,792	3,020,112	—	152,224,303
Fundamental Large Cap Core	4,223,189	301,054,187	31,447,732	(15,140,731)	4,924,982	(28,690,056)	1,638,189	$29,638,553	293,596,114
High Yield	4,981,653	7,947,308	7,499,121	(126,344)	(1,258)	(124,785)	314,332	—	15,194,042
International Dynamic Growth	14,211,077	224,996,517	8,288,150	(18,726,073)	7,252,420	35,267,373	1,882,657	4,935,533	257,078,387
International Strategic Equity Allocation	26,945,143	312,677,485	33,743,426	(27,032,963)	5,835,269	46,080,848	9,051,709	—	371,304,065
John Hancock Collateral Trust	3,571	1,225	5,837,023	(5,802,537)	6	(1)	1,831	—	35,716
Mid Cap Growth	8,032,882	142,397,100	13,844,897	(64,363)	9,788	(9,747,976)	—	13,437,152	146,439,446
Mid Value	14,296,075	225,453,976	22,100,057	(23,842,826)	1,106,175	4,920,540	3,004,877	19,095,180	229,737,922
Multifactor Emerging Markets ETF	2,195,740	65,960,377	5,606,628	(5,477,389)	1,202,520	15,816,623	1,029,387	—	83,108,759
Short Duration Bond	2,855,178	54,705,694	1,771,138	(29,514,069)	226,749	(293,738)	855,859	—	26,895,774
Small Cap Core	8,243,521	141,415,245	6,844,612	(9,810,669)	1,653,961	3,416,544	248,292	5,916,069	143,519,693
U.S. Sector Rotation	14,171,942	198,180,119	23,144,733	(31,174,888)	9,076,057	(7,196,213)	1,663,337	10,559,752	192,029,808
					$65,242,144	$79,384,318	$41,301,184	$190,340,773	$3,364,109,721
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	14,080,579	$902,544,077	$83,224,009	$(28,700,955)	$22,235,262	$(110,389,864)	—	$78,489,385	$868,912,529
Bond	38,150,308	539,566,194	12,586,464	(32,372,943)	(4,949,918)	14,696,475	$12,586,860	—	529,526,272
Capital Appreciation Value	32,789,985	301,138,856	41,166,732	(23,240,181)	(1,574,323)	(33,857,712)	5,433,074	35,733,657	283,633,372
Disciplined Value	38,059,456	960,721,417	65,993,675	(76,712,059)	26,408,850	40,536,783	8,739,146	52,751,390	1,016,948,666
Disciplined Value International	41,849,674	704,998,100	59,488,625	(76,403,251)	20,821,701	77,450,197	17,035,464	42,453,161	786,355,372
Diversified Macro	4,975,271	106,411,806	270,276	(64,376,725)	(7,208,526)	9,431,847	270,275	—	44,528,678
Diversified Real Assets	17,180,912	259,009,733	41,045,793	(80,919,616)	18,774,517	4,512,235	9,397,162	31,648,631	242,422,662
Emerging Markets Debt	17,908,812	138,559,054	11,088,096	(6,599,616)	(902,389)	6,139,819	4,077,858	—	148,284,964
Emerging Markets Equity	23,444,961	274,539,008	5,810,002	(35,931,239)	8,010,268	37,586,127	5,810,002	—	290,014,166
Floating Rate Income	16,774,394	125,132,460	6,619,628	(4,444,055)	(157,983)	(4,193,739)	4,046,422	—	122,956,311
Fundamental Large Cap Core	7,278,246	522,068,517	53,672,981	(28,993,852)	10,637,240	(51,401,254)	2,811,242	50,861,740	505,983,632
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	16,381,619	$233,269,379	$18,695,218	$(37,678,338)	$5,327,283	$6,288,978	$2,924,727	$15,770,491	$225,902,520
High Yield	35,915,643	108,211,906	3,639,408	(1,230,629)	(108,669)	(969,305)	3,639,407	—	109,542,711
International Dynamic Growth	30,354,875	482,426,079	15,045,048	(39,439,873)	15,399,137	75,689,303	4,034,579	10,576,968	549,119,694
International Strategic Equity Allocation	60,347,995	705,427,277	74,517,054	(65,559,061)	14,685,992	102,524,108	20,417,567	—	831,595,370
John Hancock Collateral Trust	10,142	1,311	16,586,560	(16,486,418)	(4)	(3)	7,640	—	101,446
Mid Cap Growth	16,948,859	306,784,020	28,425,858	(5,746,444)	964,301	(21,450,039)	—	28,425,858	308,977,696
Mid Value	30,077,319	480,662,875	47,009,566	(57,201,960)	2,768,460	10,103,583	6,391,747	40,617,818	483,342,524
Multifactor Emerging Markets ETF	4,255,595	126,225,115	12,319,306	(10,342,759)	2,324,560	30,548,049	1,972,733	—	161,074,271
Short Duration Bond	13,460,633	134,346,190	5,275,974	(12,676,366)	308,975	(455,610)	3,139,414	—	126,799,163
Small Cap Core	16,756,436	291,600,705	14,946,021	(25,530,694)	4,711,730	6,001,791	507,998	12,104,098	291,729,553
Strategic Income Opportunities	17,862,697	195,440,961	3,637,549	(15,666,497)	155,519	3,276,274	3,637,550	—	186,843,806
U.S. Sector Rotation	29,338,270	414,463,109	46,922,383	(68,046,371)	19,963,426	(15,768,986)	3,456,481	21,943,587	397,533,561
					$158,595,409	$186,299,057	$120,337,348	$421,376,784	$8,512,128,939
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,998,257	$512,175,198	$49,882,593	$(18,494,823)	$14,578,244	$(64,568,776)	—	$44,584,691	$493,572,436
Bond	51,034,698	699,858,430	16,730,787	(21,037,406)	(3,216,105)	16,025,896	$16,730,978	—	708,361,602
Capital Appreciation Value	35,183,653	331,589,785	44,951,248	(33,552,037)	(2,600,695)	(36,049,704)	5,932,544	39,018,705	304,338,597
Core Bond	24,472,035	278,229,602	6,674,379	(14,073,268)	(1,207,215)	4,952,739	6,674,380	—	274,576,237
Disciplined Value	21,977,409	551,712,192	40,730,635	(43,760,657)	20,043,245	18,510,948	4,970,153	30,000,925	587,236,363
Disciplined Value International	26,198,445	446,323,671	37,348,373	(53,220,008)	15,378,164	46,438,584	10,695,270	26,653,104	492,268,784
Diversified Macro	5,903,341	111,205,185	323,237	(61,479,530)	(5,006,717)	7,792,725	323,236	—	52,834,900
Diversified Real Assets	10,888,400	169,949,899	26,383,807	(57,241,009)	13,083,352	1,459,274	6,040,398	20,343,410	153,635,323
Emerging Markets Debt	29,888,398	241,501,652	10,212,948	(13,174,114)	(2,117,266)	11,052,718	6,981,282	—	247,475,938
Emerging Markets Equity	13,707,947	164,030,967	3,857,880	(25,232,186)	5,800,001	21,110,641	3,439,096	—	169,567,303
Floating Rate Income	28,705,129	221,503,844	7,021,143	(10,613,601)	(285,704)	(7,217,087)	7,021,143	—	210,408,595
Fundamental Large Cap Core	3,819,919	276,183,891	28,217,424	(17,509,742)	6,323,632	(27,654,406)	1,477,950	26,739,474	265,560,799
Global Equity	13,179,118	197,171,864	15,514,402	(40,781,526)	6,382,506	3,452,790	2,427,112	13,087,290	181,740,036
High Yield	62,040,059	190,277,008	6,312,639	(5,495,248)	(481,752)	(1,390,468)	6,312,638	—	189,222,179
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	19,546,185	$312,647,910	$14,700,645	$(33,009,516)	$12,695,149	$46,556,294	$2,628,847	$6,891,731	$353,590,482
International Strategic Equity Allocation	34,293,138	402,124,779	48,232,426	(43,966,243)	10,102,672	56,065,804	11,483,896	—	472,559,438
John Hancock Collateral Trust	1,126,247	1,305	28,578,434	(17,314,180)	294	(5)	21,703	—	11,265,848
Mid Cap Growth	10,681,751	195,892,598	18,741,591	(7,030,696)	2,157,336	(15,032,515)	—	17,938,186	194,728,314
Mid Value	19,799,421	316,207,415	30,248,785	(37,080,966)	3,187,375	5,614,082	4,112,835	26,135,951	318,176,691
Multi-Asset High Income	3,626,020	37,385,227	1,012,108	(1,662,224)	29,729	1,272,109	1,012,109	—	38,036,949
Multifactor Emerging Markets ETF	2,861,307	75,447,675	19,939,025	(6,808,534)	1,499,605	18,222,699	1,172,025	—	108,300,470
Short Duration Bond	25,702,164	265,518,547	6,408,134	(29,523,639)	(1,605,070)	1,316,412	6,408,134	—	242,114,384
Small Cap Core	9,916,584	165,442,680	10,345,802	(9,190,906)	1,579,336	4,470,807	282,624	6,734,109	172,647,719
Strategic Income Opportunities	41,233,053	435,781,701	8,315,124	(20,614,207)	111,234	7,703,887	8,315,124	—	431,297,739
U.S. Sector Rotation	31,391,660	433,084,358	40,057,202	(52,458,960)	14,663,878	(9,989,486)	3,504,956	22,251,333	425,356,992
					$111,095,228	$110,115,962	$117,968,433	$280,378,909	$7,098,874,118
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,277,771	$78,515,873	$12,517,773	$(4,489,371)	$3,775,043	$(11,468,092)	—	$6,904,985	$78,851,226
Bond	18,672,567	265,419,666	6,234,144	(17,266,013)	(2,636,433)	7,423,870	$6,234,183	—	259,175,234
Capital Appreciation Value	8,514,592	89,199,645	11,920,887	(17,248,128)	(942,068)	(9,279,117)	1,573,287	10,347,600	73,651,219
Core Bond	18,951,473	217,428,217	5,210,314	(12,945,333)	(1,735,164)	4,677,495	5,210,314	—	212,635,529
Disciplined Value	3,685,314	98,365,744	7,628,567	(14,281,418)	3,279,470	3,479,231	888,986	5,366,114	98,471,594
Disciplined Value International	4,338,375	75,892,112	6,401,995	(11,176,574)	2,955,562	7,444,963	1,833,308	4,568,687	81,518,058
Diversified Macro	1,584,603	31,580,315	92,933	(18,253,593)	(1,241,598)	2,004,143	92,933	—	14,182,200
Diversified Real Assets	2,190,386	31,798,527	4,931,969	(8,972,966)	2,335,980	812,837	1,129,141	3,802,827	30,906,347
Emerging Markets Debt	12,411,968	102,389,906	3,096,860	(6,483,803)	(996,124)	4,764,260	2,929,797	—	102,771,099
Emerging Markets Equity	2,062,443	26,523,303	864,356	(6,123,531)	1,292,718	2,955,571	554,719	—	25,512,417
Floating Rate Income	11,952,463	94,313,276	2,959,133	(6,511,954)	(624,456)	(2,524,445)	2,959,132	—	87,611,554
Fundamental Large Cap Core	704,706	49,966,028	6,010,852	(3,099,308)	884,919	(4,771,327)	271,198	4,906,579	48,991,164
Global Equity	3,187,248	50,775,961	3,946,534	(13,183,052)	2,050,054	362,658	617,406	3,329,127	43,952,155
High Yield	26,607,122	80,408,841	4,224,018	(2,687,382)	(263,231)	(530,523)	2,668,321	—	81,151,723
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	3,616,201	$60,915,574	$4,409,149	$(11,279,358)	$1,102,383	$10,269,330	$506,786	$1,328,579	$65,417,078
International Strategic Equity Allocation	6,717,545	74,716,485	15,655,966	(10,035,783)	2,578,470	9,652,626	2,116,856	—	92,567,764
John Hancock Collateral Trust	312,211	1,223	7,022,653	(3,900,867)	43	(2)	6,252	—	3,123,050
Mid Cap Growth	2,322,905	43,317,766	5,669,674	(3,848,877)	1,373,881	(4,165,890)	—	3,968,426	42,346,554
Mid Value	3,255,673	54,394,973	5,623,055	(9,148,522)	1,279,265	169,889	705,555	4,483,612	52,318,660
Multi-Asset High Income	2,948,905	31,736,691	847,331	(2,751,147)	84,155	1,016,978	847,333	—	30,934,008
Multifactor Emerging Markets ETF	488,901	12,265,410	4,755,401	(1,693,095)	401,998	2,775,189	187,559	—	18,504,903
Short Duration Bond	12,077,245	122,474,556	2,943,598	(11,519,650)	(712,590)	581,729	2,943,599	—	113,767,643
Small Cap Core	1,520,940	24,265,384	3,177,092	(1,873,076)	268,365	641,799	41,197	981,606	26,479,564
Strategic Income Opportunities	13,518,402	146,370,968	2,778,986	(10,375,043)	122,148	2,505,426	2,778,986	—	141,402,485
U.S. Sector Rotation	7,153,501	95,186,580	11,722,183	(11,028,554)	2,745,439	(1,695,720)	768,633	4,879,692	96,929,928
					$17,378,229	$27,102,878	$37,865,481	$54,867,834	$1,923,173,156
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	300,861	$18,643,325	$3,884,898	$(2,167,314)	$1,150,119	$(2,944,884)	—	$1,640,620	$18,566,144
Bond	19,641,709	282,184,493	6,643,149	(21,272,337)	(3,243,731)	8,315,351	$6,643,148	—	272,626,925
Capital Appreciation Value	3,718,754	41,168,706	5,871,359	(10,089,628)	(628,941)	(4,154,274)	734,678	4,832,019	32,167,222
Core Bond	20,630,139	239,739,989	5,842,813	(17,320,423)	(2,342,949)	5,550,727	5,763,600	—	231,470,157
Disciplined Value	926,900	24,799,415	2,682,793	(4,420,989)	1,064,804	640,745	225,684	1,362,276	24,766,768
Disciplined Value International	1,190,405	21,777,727	2,150,462	(4,450,667)	1,181,955	1,708,239	516,652	1,287,520	22,367,716
Emerging Markets Debt	12,063,877	102,695,930	2,932,563	(9,506,214)	(1,049,014)	4,815,631	2,932,565	—	99,888,896
Emerging Markets Equity	518,745	6,259,410	393,771	(1,275,976)	330,519	709,157	134,194	—	6,416,881
Floating Rate Income	11,872,616	95,106,530	3,291,353	(8,235,403)	(668,493)	(2,467,715)	2,954,926	—	87,026,272
Fundamental Large Cap Core	323,904	23,373,709	3,623,662	(2,736,322)	888,065	(2,631,317)	124,518	2,252,816	22,517,797
Global Equity	1,339,593	21,794,832	1,897,877	(6,272,219)	981,485	71,016	266,462	1,436,798	18,472,991
High Yield	26,976,770	80,901,063	4,843,947	(2,664,382)	(131,007)	(670,471)	2,689,829	—	82,279,150
International Dynamic Growth	938,077	16,619,099	1,737,375	(4,388,694)	438,150	2,563,883	136,693	358,351	16,969,813
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	4,647,464	$51,426,220	$13,240,570	$(9,015,174)	$2,665,453	$5,724,985	$1,456,463	—	$64,042,054
John Hancock Collateral Trust	2,908	1,218	2,713,900	(2,686,094)	64	—	6,388	—	29,088
Mid Cap Growth	889,358	16,774,826	2,842,863	(2,320,805)	647,614	(1,731,506)	—	$1,561,085	16,212,992
Mid Value	1,225,820	20,506,462	2,681,944	(4,027,347)	586,830	(48,969)	268,544	1,706,521	19,698,920
Multi-Asset High Income	2,923,515	31,725,907	846,565	(2,999,358)	89,787	1,004,776	846,565	—	30,667,677
Short Duration Bond	12,575,209	131,267,526	3,781,114	(16,443,839)	(966,343)	820,008	3,149,857	—	118,458,466
Small Cap Core	821,659	14,939,662	1,723,683	(2,904,225)	(45,514)	591,471	25,720	612,837	14,305,077
Strategic Income Opportunities	12,408,189	134,482,947	2,573,417	(9,686,999)	121,806	2,298,482	2,573,417	—	129,789,653
U.S. Sector Rotation	4,122,261	52,040,356	9,035,708	(5,835,919)	1,670,081	(1,053,587)	405,745	2,575,887	55,856,639
					$2,740,740	$19,111,748	$31,855,648	$19,626,730	$1,384,597,298
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
45	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	46

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244549	LSSA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 7, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 7, 2026